SEMI-ANNUAL REPORT                             FIXED INCOME FUNDS
                                               ING Bond Fund
September 30, 2002                             ING Government Fund
                                               ING Aeltus Money Market Fund
CLASSES A, B, C, I AND O







[PHOTO]

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                                                                      ING FUNDS

                                TABLE OF CONTENTS
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              President's Letter ...............................  1
              Portfolio Managers' Reports ......................  2
              Index Descriptions ...............................  7
              Statements of Assets and Liabilities .............  8
              Statements of Operations ......................... 10
              Statements of Changes in Net Assets .............. 12
              Financial Highlights ............................. 15
              Notes to Financial Statements .................... 22
              Portfolio of Investments ......................... 30
              Director/Trustee and Officer Information ......... 38

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the September 30, 2002 Semi-Annual Report for the ING Series Fund, Inc. There are three Income Funds included in this Semi-Annual Report.

During the six months ended September 30, 2002, a weak economy and continued accounting scandals in the corporate sector took their toll on the equity markets. During that time period, the Dow Jones Industrial Average dropped 26.3% and the Standard & Poor's 500 Index fell 28.4%.

Similarly, the high yield market was plagued by liquidity fears and disappointing earnings as reflected in the 9.2% drop in the Lehman Brothers High Yield Bond Index for the six months ended September 30, 2002.

In contrast, declining interest rates allowed the Lehman Brothers Aggregate Bond Index to post a return of 8.5% and the Lehman Brothers Intermediate Government Bond Index to post a return of 8.9% for the same period.

The past six months have reaffirmed the importance of certain fundamental investing principles, including maintaining a long-term perspective with a diversified portfolio of investments. The ING Funds family offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerly,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds Services, LLC

October 15, 2002

ING BOND FUND                                         Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: James B. Kauffmann, Aeltus Investment Management, Inc.

GOAL: The ING Bond Fund (the "Fund") seeks to provide as high a level of total return as is consistent with reasonable risk, primarily through investment in a diversified portfolio of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

MARKET OVERVIEW:

* A weak economy and weak stock market led to declines in Treasury yields for the six-month period. For the period, the ten-year Treasury declined in yield by 1.80% while the two-year Treasury ended the period at 1.69%, below the 1.75% Fed Funds rate.

* Economic uncertainties include the prospect of war in Iraq, the prospect of deflation, and continued accounting concerns in the corporate sector.

* For the period, the Lehman Brothers Aggregate Bond Index returned 8.45% due mainly to declining interest rates.

* Investment grade corporate bonds underperformed Treasuries by 5.32%. Mortgage-backed securities lagged by a modest .04%, as declining mortgage rates led to record levels of refinancing.

PERFORMANCE: For the six months ended September 30, 2002, the Fund's Class A shares, excluding sales charges, provided a total return of 6.83%, compared to the Lehman Brothers Aggregate Bond Index which returned 8.45%.

PORTFOLIO SPECIFICS:

* An exposure to non-dollar securities, specifically euro-denominated securities added significantly to performance as the euro appreciated by more than 10 basis points over this period versus the dollar.

* A short duration posture through much of the period hurt performance given the unexpectedly large decline in rates. Also hurting performance was an exposure to high yield, which suffered along with the equity markets, though not nearly by the same magnitude.

* Security selection in corporate bonds was a positive for much of the period, as we maintained a conservative portfolio. Also, an underweight in corporate bonds helped performance.

MARKET OUTLOOK:

* Going forward, we expect continued uncertainty and volatility with the focus on geopolitical events, the stock market, and the Federal Reserve.

*    Given the uncertainty, we expect to maintain duration close to neutral.

* Within sectors, we will continue to increase our weighting in investment grade corporate bonds, and expect to maintain a slight overweight. We expect the sector to continue to be impacted by a small portion of the universe that is trading at very wide spreads.

* In mortgage-backed securities, we expect to stay close to index weight, with an underweight in agencies. Prepayment risk will likely continue to dominate this sector as long as the downward trend in rates continues.

Portfolio Managers' Report                                         ING BOND FUND
--------------------------------------------------------------------------------

                                           AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2002
                             ----------------------------------------------------------------------------------------------------
                                                            SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                                               OF CLASS A        OF CLASS B        OF CLASS C       OF CLASS O
                             1 YEAR    5 YEARS   10 YEARS      04/15/1994        03/01/1999        06/30/1998       08/01/2001
                             ------    -------   --------      ----------        ----------        ----------       ----------
Including Sales Charge:
  Class A(1)                   1.34%     5.38%       --           5.90%              --                --                --
  Class B(2)                   0.67%       --        --             --             5.08%               --                --
  Class C(3)                   4.57%       --        --             --               --              5.47%               --
  Class I                      6.66%     6.67%     6.45%            --               --                --                --
  Class O                      6.36%       --        --             --               --                --              7.22%
Excluding Sales Charge:
  Class A                      6.40%     6.41%       --           6.50%              --                --                --
  Class B                      5.67%       --        --             --             5.80%               --                --
  Class C                      5.57%       --        --             --               --              5.47%               --
  Class I                      6.66%     6.67%     6.45%            --               --                --                --
  Class O                      6.36%       --        --             --               --                --              7.22%
Lehman Brothers Aggregate
 Bond Index                    8.60%     7.83%     7.37%          7.88%            7.99%             7.56%             9.46%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Bond Fund against the Lehman Brothers Aggregate Bond Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 04/01/1994.

(5)  Since inception performance for the index is shown from 07/01/1998.

(6)  Since inception performance for the index is shown from 01/01/1998.

PRINCIPAL RISK FACTOR(S): The principal risks of investing in the Fund are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds.

                 See accompanying index descriptions on page 7.

ING GOVERNMENT FUND                                   Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Charles F. Melchreit, CFA, Aeltus Investment Management, Inc.

GOAL: The ING Government Fund (the "Fund") seeks to provide income consistent with the preservation of capital through investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

MARKET OVERVIEW: During the second and third quarters, the weak real economy and weak stock market led to impressive declines in Treasury yields. Over this period, the ten-year Treasury declined by 180 basis points ("bps") while the two-year Treasury fell 204 bps to end the quarter at 1.69%. As a result of this rally, mortgage rates also declined precipitously, and triggered record prepayments. During this same period the Lehman Brothers Intermediate Government Bond Index produced a solid return of 8.87%, which was driven primarily by the decline in interest rates. Spread sectors produced mixed results relative to Treasuries. Corporates were quite weak, as one would expect during a difficult equity market, and produced an excess return versus Treasuries of -532 bps. Agency debt performed better, though unimpressively, turning in an excess return of +1 bp. Agency mortgage-backed securities showed similar performance, with an excess return of -4 bps.

In developing our market views and portfolio positions, we noted that the economy has been facing a number of opposing crosscurrents. Sources of risk to financial assets are easy to find, and are led by geopolitical uncertainty, the prospect of deflation, and continued accounting concerns in the corporate sector. In addition, other signals of economic health are troubling, with unemployment on the rise, oil and other commodities volatile, and retail sales which, while still improving, are exhibiting a diminished rate of growth.

Nonetheless, the economy is clearly on more solid footing than it was in late 2001, with improvements in gross domestic product (GDP), consumer confidence, and in the industrial sector. On top of those positives, we continue to benefit from low inflation and a stimulative fiscal policy. The economy is in a growth mode, and although it may be slow growth, when all is said and done, extended slow growth is desirable for financial markets.

PERFORMANCE: For the six months ended September 30, 2002, the Fund's Class A shares, excluding sales charges, provided a total return of 8.31%, compared to the Lehman Brothers Intermediate Government Bond Index which returned 8.87%.

PORTFOLIO SPECIFICS: Most of the Fund's relative performance over the six-month interval was due to duration and curve positioning. During the second quarter of 2002, the Fund underperformed the Lehman Brothers Intermediate Government Bond Index by 62 bps. This underperformance can be attributed to a short duration position we adopted during the spring, as an apparent improvement in the economic outlook made a Fed tightening seem like a legitimate possibility. However, those hopeful signals were swamped by the collective impacts of geopolitical risks and a faltering stock market. Consequently, Treasuries defied expectations and rallied strongly. The third quarter was friendlier to the Fund, and it outperformed its index by 1 basis point over that period. The short duration position continued to be a drag on performance early in the quarter. As we became convinced that the forces that were driving yields lower were likely to sustain a longer rally, we lengthened duration and the Fund enjoyed strong returns later in the quarter. Sector weights proved to have little impact on Fund performance over the past six months. The Fund has been consistently overweight Agency debentures and Agency mortgage-backed securities. However, as noted above, both of these sectors produced duration-adjusted returns that are nearly indistinguishable from Treasury returns. Consequently, these overweights neither added nor detracted from performance.

MARKET OUTLOOK: We expect to maintain a neutral duration posture going forward. Rates are currently very low by historical standards, which makes us doubt how much more Treasuries can rally. However, continued stock market weakness, continued sluggish economic growth, and potential war with Iraq are likely to keep rates from rising much in the near term. While recent market weakness suggests that investors are concerned over the potential for a "double dip", we see many signs that the U.S. economy is strengthening. In particular, the manufacturing sector has seen a positive rebound in new orders and consumer spending remains relatively strong. At this juncture, we think that these opposing forces make an active duration posture unacceptably risky. On the sector side, we expect to continue to emphasize Treasury and

Portfolio Managers' Report                                   ING GOVERNMENT FUND
--------------------------------------------------------------------------------

Agency debentures. While we hold a moderate position in Agency mortgage-backed securities, this is a smaller allocation than we would normally make. With mortgage rates at generational lows, prepayment risk to investors is quite high. At the same time, investors have flocked to the mortgage sector as a safe haven from the woes of corporate debt. Consequently, we believe that mortgages are slightly expensive for the level of risk they carry. If we do see a repricing of the sector, we will aggressively use the opportunity to increase the Fund's exposure to this asset class.

                                          AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED SEPTEMBER 30, 2002
                                -----------------------------------------------------------------------------------------
                                                    SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                                       OF CLASS A        OF CLASS B        OF CLASS C       OF CLASS I
                                1 YEAR    5 YEARS      04/15/1994        03/01/1999        06/30/1998       01/04/1994
                                ------    -------      ----------        ----------        ----------       ----------
Including Sales Charge:
  Class A(1)                     1.97%     5.80%          6.03%               --               --                --
  Class B(2)                     1.44%       --             --              5.51%              --                --
  Class C(3)                     5.40%       --             --                --             5.78%               --
  Class I                        7.50%     7.14%            --                --               --              6.59%
Excluding Sales Charge:
  Class A                        7.08%     6.83%          6.64%               --               --                --
  Class B                        6.44%       --             --              6.23%              --                --
  Class C                        6.40%       --             --                --             5.78%               --
  Class I                        7.50%     7.14%            --                --               --              6.59%
Lehman Brothers Intermediate
 Government Bond Index           8.43%     7.70%          7.30%             8.04%            7.71%             6.86%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Government Fund against the Lehman Brothers Intermediate Government Bond Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 4.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 04/01/1994.

(5)  Since inception performance for the index is shown from 07/01/1998.

(6)  Since inception performance for the index is shown from 01/01/1994.

PRINCIPAL RISK FACTOR(S): The Fund invests in securities guaranteed by the U.S. Government as to timely payment of interest and principal, but Fund shares are not insured or guaranteed. Bonds have fixed principal and return if held to maturity, but may fluctuate in the interim. The principal risks of investing in the Fund are those generally attributable to bond investing, including increases in interest rates. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates.

                 See accompanying index descriptions on page 7.

ING AELTUS MONEY MARKET FUND                          Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Jennifer J. Thompson, CFA, Vice President, ING Investment Management, LLC

GOALS: The ING Aeltus Money Market Fund (the "Fund") seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high quality money market instruments.

MARKET OVERVIEW: The past six months were marked by an ongoing tempering of expectations for a quick economic recovery and increasing inflation. Softer economic data, combined with the continued malaise in equity markets and the dollar, have encouraged a growing expectation that prospects for a Fed tightening are becoming more distant. Credit concerns remain in the forefront, as pharmaceutical companies joined the auto, utility and telecommunications sectors in being pressured by accounting irregularities, corporate governance and earnings concerns. The prospect of war in Iraq has added to these economic uncertainties. As the equity market continues to dig lower, bond market participants have raised the possibility of a Fed easing.

With the gloomy political and credit outlook causing a flight to quality and subdued expectations of an Federal Open Markets Commission ("FOMC") tightening, commercial paper spreads to Treasury Bills narrowed significantly, and the money market curve moved from a positive to a negative slope. The continuing commercial paper supply/demand imbalance continues to keep spreads between quality classes tight as well.

PORTFOLIO SPECIFICS: A consistent overweighting in asset-backed notes and a strong weighting of floating rate instruments contributed positively to performance. We also lowered the Fund's weighted average maturity to a neutral level relative to our peers by keeping the majority of our purchases within the 30-day maturity range. Finally, we bought securities in the three- to six-month range whenever technical factors caused rates to rise temporarily.

MARKET OUTLOOK: Indicators are ambiguous about the current health of the economy and are likely to remain so, particularly as long as geopolitical risks are high. Against this backdrop, fund investments will likely be made with expectations of a modest economic recovery and a view that the Fed funds rate is currently accommodative.

PRINCIPAL RISK FACTOR(S): An investor in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER'S, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX: A market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

    STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                                   ING              ING          ING AELTUS
                                                   BOND          GOVERNMENT     MONEY MARKET
                                                   FUND             FUND            FUND
                                               -------------    -------------   -------------
ASSETS:
Investments in securities, at value*           $ 162,461,030    $  62,498,712   $          --
Short-term investments, at amortized cost                 --        8,975,000     396,235,877
Cash                                                     344              250             751
Cash (collateral for futures)                        122,960               --              --
Receivables:
  Fund shares sold                                   146,000           13,600              --
  Dividends and interest                           1,091,980          631,574         209,399
  Investment securities sold                       2,472,724               --              --
Prepaid expenses                                          --            9,835               6
Reimbursement due from manager                         6,309            6,452              --
                                               -------------    -------------   -------------
  Total assets                                   166,301,347       72,135,423     396,446,033
                                               -------------    -------------   -------------
LIABILITIES:
Payable for investment securities
 purchased                                        41,672,308        2,713,688       7,621,968
Payable for fund shares redeemed                          --           95,033       1,384,055
Payable to affiliates                                 76,088           43,706         158,513
Payable for future variation margin                   16,000               --              --
Payable for dividends to shareholders                     --          160,380         377,102
Unrealized depreciation on swap contracts            146,282               --              --
Other accrued expenses and liabilities               295,451            2,390         157,764
                                               -------------    -------------   -------------
  Total liabilities                               42,206,129        3,015,197       9,699,402
                                               -------------    -------------   -------------
NET ASSETS                                     $ 124,095,218    $  69,120,226   $ 386,746,631
                                               =============    =============   =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                $ 120,055,453    $  65,822,155   $ 387,745,620
Undistributed net investment income
 (accumulated net investment loss)                  (182,173)          48,858         118,009
Accumulated net realized gain (loss) on
 investments                                         855,670          517,272      (1,116,998)
Net unrealized appreciation of
 investments                                       3,366,268        2,731,941              --
                                               -------------    -------------   -------------
NET ASSETS                                     $ 124,095,218    $  69,120,226   $ 386,746,631
                                               =============    =============   =============
*Cost of securities                            $ 158,792,407    $  59,767,092   $          --

                 See Accompanying Notes to Financial Statements

   STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                                         ING               ING             ING AELTUS
                                                         BOND           GOVERNMENT        MONEY MARKET
                                                         FUND              FUND               FUND
                                                    -------------      -------------      -------------
CLASS A:
Net assets                                          $  73,959,689      $  46,309,013      $ 187,495,250
Shares authorized                                     100,000,000        100,000,000      1,000,000,000
Par value                                           $       0.001      $       0.001      $       0.001
Shares outstanding                                      6,939,817          4,282,198        187,917,858
Net asset value and redemption price per share      $       10.66      $       10.81      $        1.00
Maximum offering price per share                    $       11.19(1)   $       11.35(1)   $        1.00
CLASS B:
Net assets                                          $   2,377,362      $   3,175,455      $   6,975,650
Shares authorized                                     100,000,000        100,000,000      1,000,000,000
Par value                                           $       0.001      $       0.001      $       0.001
Shares outstanding                                        223,426            293,555          6,976,485
Net asset value and redemption price per share(2)   $       10.64      $       10.82      $        1.00
Maximum offering price per share                    $       10.64      $       10.82      $        1.00
CLASS C:
Net assets                                          $   1,602,332      $   1,924,273      $   9,902,949
Shares authorized                                     100,000,000        100,000,000      1,000,000,000
Par value                                           $       0.001      $       0.001      $       0.001
Shares outstanding                                        150,690            178,156          9,927,009
Net asset value and redemption price per share(2)   $       10.63      $       10.80      $        1.00
Maximum offering price per share                    $       10.63      $       10.80      $        1.00
CLASS I:
Net assets                                          $  41,235,207      $  17,711,485      $ 182,372,782
Shares authorized                                     100,000,000        100,000,000      1,000,000,000
Par value                                           $       0.001      $       0.001      $       0.001
Shares outstanding                                      3,866,894          1,635,828        182,924,267
Net asset value and redemption price per share      $       10.66      $       10.83      $        1.00
Maximum offering price per share                    $       10.66      $       10.83      $        1.00
CLASS O:
Net assets                                          $   4,920,628                n/a                n/a
Shares authorized                                     100,000,000                n/a                n/a
Par value                                           $       0.001                n/a                n/a
Shares outstanding                                        461,551                n/a                n/a
Net asset value and redemption price per share      $       10.66                n/a                n/a
Maximum offering price per share                    $       10.66                n/a                n/a

----------
(1) Maximum offering price (4.75%) is computed at 100/95.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charges.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                                          ING BOND FUND    ING GOVERNMENT FUND
                                                                          -------------    -------------------
                                                                           SIX MONTHS          SIX MONTHS
                                                                             ENDED               ENDED
                                                                          SEPTEMBER 30,       SEPTEMBER 30,
                                                                              2002                2002
                                                                           -----------         -----------
INVESTMENT INCOME:
Interest                                                                   $ 2,037,833         $ 1,088,687
                                                                           -----------         -----------
  Total investment income                                                    2,037,833           1,088,687
                                                                           -----------         -----------
EXPENSES:
Investment management fees                                                     260,962             134,092
Distribution fees:
  Class A                                                                       77,989              42,521
  Class B                                                                        5,527               6,045
  Class C                                                                        4,691               3,354
  Class O                                                                        3,167                  --
Transfer agent fees                                                             36,391              20,095
Administrative and service fees                                                 45,160              24,588
Shareholder reporting expense                                                   13,766               3,660
Registration and filing fees                                                       370              22,337
Professional fees                                                               12,771              11,557
Custody and accounting fees                                                     17,745               8,526
Directors' fees                                                                 22,465                 356
Insurance expense                                                                  307                 152
Miscellaneous expense                                                              509                 102
                                                                           -----------         -----------
  Total expenses                                                               501,820             277,385
Less:
  Waived and reimbursed fees                                                    17,615              34,562
                                                                           -----------         -----------
  Net expenses                                                                 484,205             242,823
                                                                           -----------         -----------
Net investment income                                                        1,553,628             845,864
                                                                           -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on:
  Investments                                                                1,502,639             582,875
  Futures and swap contracts                                                  (839,802)             30,999
  Foreign currencies                                                                --               1,613
                                                                           -----------         -----------
  Net realized gain                                                            662,837             615,487
                                                                           -----------         -----------
Net change in unrealized appreciation (depreciation) on:
  Investments                                                                4,914,146           2,904,127
  Futures and swap contracts                                                  (207,374)                 --
  Foreign currencies                                                            12,785                  --
                                                                           -----------         -----------
  Net change in unrealized appreciation                                      4,719,557           2,904,127
                                                                           -----------         -----------
Net realized and unrealized gain on investments, futures and foreign
 currencies                                                                  5,382,394           3,519,614
                                                                           -----------         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 6,936,022         $ 4,365,478
                                                                           ===========         ===========

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                          ING AELTUS MONEY
                                                             MARKET FUND
                                                            -------------
                                                             SIX MONTHS
                                                               ENDED
                                                            SEPTEMBER 30,
                                                                2002
                                                             ----------
INVESTMENT INCOME:
Interest                                                     $4,150,988
                                                             ----------
  Total investment income                                     4,150,988
                                                             ----------
EXPENSES:
Investment management fees                                      820,231
Distribution fees:
  Class B                                                        14,889
Transfer agent fees                                             255,247
Administrative and service fees                                 169,009
Shareholder reporting expense                                    45,031
Registration and filing fees                                     45,261
Professional fees                                                14,909
Custody and accounting fees                                      36,622
Directors' fees                                                   3,944
Insurance expense                                                 1,693
Miscellaneous expense                                               449
                                                             ----------
  Total expenses                                              1,407,285
                                                             ----------
Net investment income                                         2,743,703
                                                             ----------
REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                  7,110
                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $2,750,813
                                                             ==========

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                                            ING BOND FUND
                                                                           -----------------------------------------------
                                                                            SIX MONTHS       FIVE MONTHS          YEAR
                                                                               ENDED            ENDED             ENDED
                                                                           SEPTEMBER 30,      MARCH 31,        OCTOBER 31,
                                                                                2002           2002(1)            2001
                                                                           -------------    -------------    -------------
FROM OPERATIONS:
Net investment income                                                      $   1,553,628    $   1,311,411    $   3,546,862
Net realized gain on investments, futures and foreign currencies                 662,837            5,529        3,515,281
Net change in unrealized appreciation (depreciation) of investments,
 futures and foreign currencies                                                4,719,557       (3,042,809)       1,939,911
                                                                           -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations                6,936,022       (1,725,869)       9,002,054
                                                                           -------------    -------------    -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                                     (1,033,566)        (906,827)      (1,675,049)
  Class B                                                                        (20,826)         (13,700)         (22,987)
  Class C                                                                        (17,105)         (13,389)         (33,660)
  Class I                                                                       (645,901)        (703,501)      (1,943,303)
  Class O                                                                        (47,159)          (7,969)            (134)
Net realized gain from investments:
  Class A                                                                             --       (1,036,473)              --
  Class B                                                                             --          (18,876)              --
  Class C                                                                             --          (19,009)              --
  Class I                                                                             --         (788,332)              --
  Class O                                                                             --           (6,626)              --
                                                                           -------------    -------------    -------------
Total distributions                                                           (1,764,557)      (3,514,702)      (3,675,133)
                                                                           -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                              66,443,528       36,248,231       98,242,399
Shares resulting from dividend reinvestments                                   1,636,749        3,373,083        3,429,315
                                                                           -------------    -------------    -------------
                                                                              68,080,277       39,621,314      101,671,714
Cost of shares redeemed                                                      (41,152,438)     (31,778,498)     (69,356,129)
                                                                           -------------    -------------    -------------
Net increase in net assets resulting from capital share transactions          26,927,839        7,842,816       32,315,585
                                                                           -------------    -------------    -------------
Net increase in net assets                                                    32,099,304        2,602,245       37,642,506
NET ASSETS:
Beginning of period                                                           91,995,914       89,393,669       51,751,163
                                                                           -------------    -------------    -------------
End of period                                                              $ 124,095,218    $  91,995,914    $  89,393,669
                                                                           =============    =============    =============
Undistributed net investment income (accumulated net investment loss)      $    (182,173)   $      28,756    $     314,993
                                                                           =============    =============    =============

----------
(1)  The Fund changed its fiscal year-end from October 31 to March 31.

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                                    ING GOVERNMENT FUND
                                                                     -------------------------------------------------
                                                                      SIX MONTHS        FIVE MONTHS           YEAR
                                                                         ENDED             ENDED              ENDED
                                                                     SEPTEMBER 30,       MARCH 31,         OCTOBER 31,
                                                                         2002             2002(1)             2001
                                                                     -------------     -------------     -------------
FROM OPERATIONS:
Net investment income                                                $     845,864     $     584,488     $   1,573,860
Net realized gain (loss) on investments, futures and foreign
 currencies                                                                615,487           (90,886)          956,196
Net change in unrealized appreciation (depreciation) of
 investments, futures and foreign currencies                             2,904,127        (1,683,453)        1,420,625
                                                                     -------------     -------------     -------------
Net increase (decrease) in net assets resulting from operations          4,365,478        (1,189,851)        3,950,681
                                                                     -------------     -------------     -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                                 (526,900)         (378,822)         (761,710)
  Class B                                                                  (20,319)           (6,172)           (6,142)
  Class C                                                                  (11,919)           (6,519)          (19,610)
  Class I                                                                 (273,517)         (286,971)         (675,238)
Net realized gain from investments:
  Class A                                                                      --           (355,062)              --
  Class B                                                                      --             (7,037)              --
  Class C                                                                      --             (7,647)              --
  Class I                                                                      --           (243,740)              --
                                                                     -------------     -------------     -------------
Total distributions                                                       (832,655)       (1,291,970)       (1,462,700)
                                                                     -------------     -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                        40,500,013        16,550,673        62,467,121
Shares resulting from dividend reinvestments                               753,454         1,022,511         1,430,445
                                                                     -------------     -------------     -------------
                                                                        41,253,467        17,573,184        63,897,566
Cost of shares redeemed                                                (18,535,882)      (17,608,630)      (43,628,651)
                                                                     -------------     -------------     -------------
Net increase (decrease) in net assets resulting from
 capital share transactions                                             22,717,585           (35,446)       20,268,915
                                                                     -------------     -------------     -------------
Net increase (decrease) in net assets                                   26,250,408        (2,517,267)       22,756,896
NET ASSETS:
Beginning of period                                                     42,869,818        45,387,085        22,630,189
                                                                     -------------     -------------     -------------
End of period                                                        $  69,120,226     $  42,869,818     $  45,387,085
                                                                     =============     =============     =============
Undistributed net investment income at end of period                 $      48,858     $      35,649     $     130,488
                                                                     =============     =============     =============

----------
(1)  The Fund changed its fiscal year-end from October 31 to March 31.

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                              ING AELTUS MONEY MARKET FUND
                                                                    -----------------------------------------------
                                                                     SIX MONTHS        FIVE MONTHS        YEAR
                                                                        ENDED             ENDED           ENDED
                                                                    SEPTEMBER 30,       MARCH 31,      OCTOBER 31,
                                                                        2002             2002(1)          2001
                                                                    -------------    -------------    -------------
FROM OPERATIONS:
Net investment income                                               $   2,743,703    $   3,041,756    $  20,777,267
Net realized gain (loss) on investments                                     7,110          186,447       (1,289,244)
                                                                    -------------    -------------    -------------
Net increase in net assets resulting from operations                    2,750,813        3,228,203       19,488,023
                                                                    -------------    -------------    -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                              (1,322,940)      (1,438,284)      (9,140,796)
  Class B                                                                  (5,948)          (4,167)         (30,048)
  Class C                                                                 (64,551)         (80,340)        (514,193)
  Class I                                                              (1,294,863)      (1,565,002)     (10,983,585)
                                                                    -------------    -------------    -------------
Total distributions                                                    (2,688,302)      (3,087,793)     (20,668,622)
                                                                    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                      173,292,164      128,658,735      481,699,361
Shares resulting from dividend reinvestments                            2,724,515        3,013,004       19,816,388
                                                                    -------------    -------------    -------------
                                                                      176,016,679      131,671,739      501,515,749
Cost of shares redeemed                                              (215,287,424)    (168,470,622)    (487,720,904)
                                                                    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from capital
 share transactions                                                   (39,270,745)     (36,798,883)      13,794,845
                                                                    -------------    -------------    -------------
Net increase (decrease) in net assets                                 (39,208,234)     (36,658,473)      12,614,246
NET ASSETS:
Beginning of period                                                   425,954,865      462,613,338      449,999,092
                                                                    -------------    -------------    -------------
End of period                                                       $ 386,746,631    $ 425,954,865    $ 462,613,338
                                                                    =============    =============    =============
Undistributed net investment income at end of period                $     118,009    $      62,608    $     108,645
                                                                    =============    =============    =============

----------
(1)  The Fund changed its fiscal year-end from October 31 to March 31.

                 See Accompanying Notes to Financial Statements

ING BOND FUND (UNAUDITED)                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS A
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS  FIVE MONTHS
                                                           ENDED        ENDED                 YEAR ENDED OCTOBER 31,
                                                          SEPT. 30,    MARCH 31,   --------------------------------------------
                                                           2002(4)       2002       2001      2000       1999       1998      1997
                                                           ------       ------     ------    ------     ------     ------    ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $     10.14        10.75       9.93      9.98      10.37      10.22     10.09
 Income from investment operations:
 Net investment income (loss)                         $     (0.14)        0.15       0.50      0.55       0.54*      0.57*     0.54*
 Net realized and unrealized gain (loss) on
 investments                                          $      0.83        (0.35)      0.84     (0.10)     (0.39)      0.15      0.13
 Total from investment operations                     $      0.69        (0.20)      1.34      0.45       0.15       0.72      0.67
 Less distributions from:
 Net investment income                                $      0.17         0.19       0.52      0.50       0.54       0.57      0.54
 Net realized gain on investments                     $        --         0.22         --        --         --         --        --
 Total distributions                                  $      0.17         0.41       0.52      0.50       0.54       0.57      0.54
 Net asset value, end of period                       $     10.66        10.14      10.75      9.93       9.98      10.37     10.22
 TOTAL RETURN(1):                                     %      6.83        (1.87)     13.84      4.62       1.43       7.27      6.89

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $    73,960       54,392     48,947    19,808     11,963      1,890     1,006
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)       %      0.99         1.00       1.00      1.00       1.00       1.05      1.50
 Gross expenses prior to expense reimbursement(2)     %      1.03         1.09       1.07      1.09       1.18       1.27      1.89
 Net investment income after expense
 reimbursement(2)(3)                                  %      2.90         3.47       4.84      5.75       5.27       5.49      5.32
 Portfolio Turnover rate                              %        87           51        235       362        174         77        49


                                                                                    CLASS B
                                                         ------------------------------------------------------------
                                                         SIX MONTHS   FIVE MONTHS                           MARCH 1,
                                                           ENDED         ENDED     YEAR ENDED OCTOBER 31,  1999(5) TO
                                                          SEPT. 30,    MARCH 31,   ----------------------   OCT. 31,
                                                           2002(4)       2002          2001      2000         1999
                                                           ------       ------        ------    ------       ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $     10.12        10.74          9.92      9.98        10.29
 Income from investment operations:
 Net investment income (loss)                         $     (0.88)        0.11          0.43      0.47         0.31*
 Net realized and unrealized gain (loss) on
 investments                                          $      1.53        (0.35)         0.84     (0.11)       (0.32)
 Total from investment operations                     $      0.65        (0.24)         1.27      0.36        (0.01)
 Less distributions from:
 Net investment income                                $      0.13         0.16          0.45      0.42         0.30
 Net realized gain on investments                     $        --         0.22            --        --           --
 Total distributions                                  $      0.13         0.38          0.45      0.42         0.30
 Net asset value, end of period                       $     10.64        10.12         10.74      9.92         9.98
 TOTAL RETURN(1):                                     %      6.47        (2.25)        13.07      3.76        (0.11)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $     2,377          985           806       345          195
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)       %      1.74         1.75          1.75      1.75         1.75
 Gross expenses prior to expense reimbursement(2)     %      1.76         1.84          1.82      1.84         1.93
 Net investment income after expense
 reimbursement(2)(3)                                  %      1.99         2.72          4.09      5.00         4.52
 Portfolio Turnover rate                              %        87           51           235       362          174

----------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year-end from October 31 to March 31.
(5)  Commencement of offering of shares.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING BOND FUND (UNAUDITED) (CONTINUED)                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS C
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS   FIVE MONTHS                                  JUNE 30,
                                                            ENDED        ENDED       YEAR ENDED OCTOBER 31,      1998(5) TO
                                                          SEPT. 30,    MARCH 31,   --------------------------     OCT. 31,
                                                           2002(4)       2002       2001      2000       1999       1998
                                                           ------       ------     ------    ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $     10.11        10.73       9.91      9.97      10.37      10.31
 Income from investment operations:
 Net investment income (loss)                         $     (0.27)        0.11       0.42      0.50       0.46*      0.17*
 Net realized and unrealized gain (loss) on
 investments                                          $      0.92        (0.35)      0.85     (0.14)     (0.39)      0.05
 Total from investment operations                     $      0.65        (0.24)      1.27      0.36       0.07       0.22
 Less distributions from:
 Net investment income                                $      0.13         0.16       0.45      0.42       0.47       0.16
 Net realized gain on investments                     $        --         0.22         --        --         --         --
 Total distributions                                  $      0.13         0.38       0.45      0.42       0.47       0.16
 Net asset value, end of period                       $     10.63        10.11      10.73      9.91       9.97      10.37
 TOTAL RETURN(1):                                     %      6.51        (2.29)     13.08      3.76       0.66       2.10

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $     1,602          886        908       598      1,052        108
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)       %      1.74         1.75       1.75      1.75       1.75       1.75
 Gross expenses prior to expense reimbursement(2)     %      1.77         1.84       1.82      1.84       1.93       1.97
 Net investment income after expense
 reimbursement(2)(3)                                  %      2.02         2.72       4.09      5.00       4.52       4.79
 Portfolio Turnover rate                              %        87           51        235       362        174         77



                                                                                           CLASS I
                                                         --------------------------------------------------------------------------
                                                         SIX MONTHS   FIVE MONTHS
                                                           ENDED        ENDED                   YEAR ENDED OCTOBER 31,
                                                          SEPT. 30,    MARCH 31,   ------------------------------------------------
                                                           2002(4)       2002       2001      2000       1999       1998      1997
                                                           ------       ------     ------    ------     ------     ------    ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $     10.14        10.76       9.93      9.98      10.38       10.22    10.09
 Income from investment operations:
 Net investment income                                $      0.39         0.16       0.52      0.59       0.57*       0.60*    0.62*
 Net realized and unrealized gain (loss) on
 investments                                          $      0.31        (0.36)      0.86     (0.12)     (0.41)       0.17     0.13
 Total from investment operations                     $      0.70        (0.20)      1.38      0.47       0.16        0.77     0.75
 Less distributions from:
 Net investment income                                $      0.18         0.20       0.55      0.52       0.56        0.61     0.62
 Net realized gain on investments                     $        --         0.22         --        --         --          --       --
 Total distributions                                  $      0.18         0.42       0.55      0.52       0.56        0.61     0.62
 Net asset value, end of period                       $     10.66        10.14      10.76      9.93       9.98       10.38    10.22
 TOTAL RETURN(1):                                     %      6.96        (1.85)     14.20      4.88       1.56        7.72     7.72

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $    41,235       34,899     38,716    31,000     34,268      41,804   34,080
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)       %      0.74         0.75       0.75      0.75       0.75        0.75     0.75
 Gross expenses prior to expense reimbursement(2)     %      0.78         0.84       0.82      0.84       0.93        0.97     1.14
 Net investment income after expense
 reimbursement(2)(3)                                  %      3.18         3.72       5.09      6.00       5.52        5.79     6.07
 Portfolio Turnover rate                              %        87           51        235       362        174          77       49

----------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year-end from October 31 to March 31.
(5)  Commencement of offering of shares.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING BOND FUND (UNAUDITED) (CONTINUED)                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                    CLASS O
                                                                   ----------------------------------------
                                                                   SIX MONTHS    FIVE MONTHS      AUGUST 1,
                                                                      ENDED          ENDED       2001(5) TO
                                                                    SEPT. 30,      MARCH 31,      OCT. 31,
                                                                     2002(4)         2002           2001
                                                                     -------        ------         ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $        10.14          10.76          10.49
 Income from investment operations:
 Net investment income (loss)                                $        (1.83)          0.17           0.40
 Net realized and unrealized gain (loss) on investments      $         2.52          (0.38)         (0.03)
 Total from investment operations                            $         0.69          (0.21)          0.37
 Less distributions from:
 Net investment income                                       $         0.17           0.19           0.10
 Net realized gain on investments                            $           --           0.22             --
 Total distributions                                         $         0.17           0.41           0.10
 Net asset value, end of period                              $        10.66          10.14          10.76
 TOTAL RETURN(1):                                            %         6.85          (1.93)          3.55

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $        4,921            835             17
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)              %         0.99           1.00           1.00
 Gross expenses prior to expense reimbursement(2)            %         1.02           1.09           1.07
 Net investment income after expense reimbursement(2)(3)     %         2.57           3.47           4.84
 Portfolio Turnover rate                                     %           87             51            235

----------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year-end from October 31 to March 31.
(5)  Commencement of offering of shares.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING GOVERNMENT FUND (UNAUDITED)                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS A
                                                         --------------------------------------------------------------------------
                                                         SIX MONTHS  FIVE MONTHS
                                                           ENDED        ENDED                   YEAR ENDED OCTOBER 31,
                                                          SEPT. 30,    MARCH 31,   ------------------------------------------------
                                                           2002(4)       2002       2001      2000       1999       1998      1997
                                                           ------       ------     ------    ------     ------     ------    ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $     10.13        10.70       9.94      9.86      10.29       9.99      9.79
 Income from investment operations:
 Net investment income (loss)                         $     (0.36)        0.13       0.46      0.55       0.48*      0.49*     0.51*
 Net realized and unrealized gain (loss) on
 investments                                          $      1.20        (0.41)      0.74      0.08      (0.45)      0.31      0.21
 Total from investment operations                     $      0.84        (0.28)      1.20      0.63       0.03       0.80      0.72
 Less distributions from:
 Net investment income                                $      0.16         0.15       0.44      0.55       0.46       0.50      0.52
 Net realized gain on investments                     $      0.00         0.14         --        --         --         --        --
 Total distributions                                  $      0.16         0.29       0.44      0.55       0.46       0.50      0.52
 Net asset value, end of period                       $     10.81        10.13      10.70      9.94       9.86      10.29      9.99
 TOTAL RETURN(1):                                     %      8.31        (2.60)     12.35      6.65       0.34       8.19      7.67

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $    46,309       24,148     24,711    11,413      6,009        875       531
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)       %      0.95         0.95       0.95      0.95       0.95       1.03      1.45
 Gross expenses prior to expense reimbursement(2)     %      1.07         1.13       1.20      1.22       1.72       1.84      2.45
 Net investment income after expense
 reimbursement(2)(3)                                  %      3.08         3.08       4.55      5.65       4.75       4.88      5.16
 Portfolio Turnover rate                              %        98          167        260       139         31        181       148


                                                                                       CLASS B
                                                         -----------------------------------------------------------------
                                                         SIX MONTHS   FIVE MONTHS                                MARCH 1,
                                                            ENDED       ENDED        YEAR ENDED OCTOBER 31,     1999(5) TO
                                                          SEPT. 30,    MARCH 31,     ----------------------      OCT. 31,
                                                           2002(4)       2002         2001            2000         1999
                                                           ------       ------       ------          ------       ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $     10.13        10.71       9.95              9.86        10.12
 Income from investment operations:
 Net investment income (loss)                         $     (1.06)        0.10       0.36              0.48         0.27*
 Net realized and unrealized gain (loss) on
 investments                                          $      1.87        (0.42)      0.77              0.08        (0.27)
 Total from investment operations                     $      0.81        (0.32)      1.13              0.56         0.00
 Less distributions from:
 Net investment income                                $      0.12         0.12       0.37              0.47         0.26
 Net realized gain on investments                     $      0.00         0.14         --                --           --
 Total distributions                                  $      0.12         0.26       0.37              0.47         0.26
 Net asset value, end of period                       $     10.82        10.13      10.71              9.95         9.86
 TOTAL RETURN(1):                                     %      8.04        (2.99)     11.52              5.88         0.00

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $     3,175          486        512                68          152
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)       %      1.68         1.70       1.70              1.70         1.70
 Gross expenses prior to expense reimbursement(2)     %      1.81         1.88       1.95              1.97         2.47
 Net investment income after expense
 reimbursement(2)(3)                                  %      2.21         2.33       3.78              4.90         4.00
 Portfolio Turnover rate                              %        98          167        260               139           31

----------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year-end from October 31 to March 31.
(5)  Commencement of offering of shares.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING GOVERNMENT FUND (UNAUDITED) (CONTINUED)                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS C
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS  FIVE MONTHS
                                                           ENDED        ENDED        YEAR ENDED OCTOBER 31,      1998(5) TO
                                                          SEPT. 30,    MARCH 31,   ---------------------------    OCT. 31,
                                                           2002(4)       2002       2001      2000       1999       1998
                                                           ------       ------     ------    ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $    10.12        10.69       9.93      9.85      10.29      10.11
 Income from investment operations:
 Net investment income (loss)                          $    (0.60)        0.11       0.38      0.47       0.40*      0.15*
 Net realized and unrealized gain (loss) on
 investments                                           $     1.40        (0.42)      0.74      0.09      (0.45)      0.17
 Total from investment operations                      $     0.80        (0.31)      1.12      0.56      (0.05)      0.32
 Less distributions from:
 Net investment income                                 $     0.12         0.12       0.36      0.48       0.39       0.14
 Net realized gain on investments                      $     0.00         0.14         --        --         --         --
 Total distributions                                   $     0.12         0.26       0.36      0.48       0.39       0.14
 Net asset value, end of period                        $    10.80        10.12      10.69      9.93       9.85      10.29
 TOTAL RETURN(1):                                      %     7.99        (2.95)     11.50      5.89      (0.46)      3.18

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                     $    1,924          511        705       129        124        117
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)        %     1.69         1.70       1.70      1.70       1.70       1.70
 Gross expenses prior to expense reimbursement(2)      %     1.82         1.88       1.95      1.97       2.47       2.51
 Net investment income after expense
 reimbursement(2)(3)                                   %     2.27         2.33       3.79      4.90       4.00       4.21
 Portfolio Turnover rate                               %       98          167        260       139         31        181


                                                                                          CLASS I
                                                         --------------------------------------------------------------------------
                                                         SIX MONTHS  FIVE MONTHS
                                                           ENDED        ENDED                  YEAR ENDED OCTOBER 31,
                                                          SEPT. 30,    MARCH 31,   ------------------------------------------------
                                                           2002(4)       2002       2001      2000       1999       1998      1997
                                                           ------       ------     ------    ------     ------     ------    ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $    10.14        10.71       9.94      9.86      10.29       9.99      9.80
 Income from investment operations:
 Net investment income                                 $     0.06         0.14       0.49      0.57       0.51*      0.53*     0.58*
 Net realized and unrealized gain (loss) on
 investments                                           $     0.80        (0.41)      0.74      0.09      (0.45)      0.30      0.21
 Total from investment operations                      $     0.86        (0.27)      1.23      0.66       0.06       0.83      0.79
 Less distributions from:
 Net investment income                                 $     0.17         0.16       0.46      0.58       0.49       0.53      0.60
 Net realized gain on investments                      $     0.00         0.14         --        --         --         --        --
 Total distributions                                   $     0.17         0.30       0.46      0.58       0.49       0.53      0.60
 Net asset value, end of period                        $    10.83        10.14      10.71      9.94       9.86      10.29      9.99
 TOTAL RETURN(1):                                      %     8.52        (2.52)     12.67      6.92       0.58       8.54      8.39

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                     $   17,711       17,724     19,458    11,021      9,808     13,980    10,217
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)        %     0.70         0.70       0.70      0.70       0.70       0.70      0.70
 Gross expenses prior to expense reimbursement(2)      %     0.83         0.88       0.95      0.97       1.47       1.51      1.70
 Net investment income after expense
 reimbursement(2)(3)                                   %     3.39         3.33       4.80      5.90       5.00       5.21      5.91
 Portfolio Turnover rate                               %       98          167        260       139         31        181       148

----------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year-end from October 31 to March 31.
(5)  Commencement of offering of shares.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING AELTUS MONEY MARKET FUND (UNAUDITED)                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                           CLASS A
                                                         --------------------------------------------------------------------------
                                                         SIX MONTHS  FIVE MONTHS
                                                           ENDED        ENDED                  YEAR ENDED OCTOBER 31,
                                                          SEPT. 30,    MARCH 31,   ------------------------------------------------
                                                           2002(4)       2002       2001      2000       1999       1998      1997
                                                           ------       ------     ------    ------     ------     ------    ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $     1.00         1.00       1.00      1.00       1.00       1.00      1.00
 Income from investment operations:
 Net investment income                                 $     0.07         0.01       0.05      0.06       0.05*      0.05*     0.05*
 Total from investment operations                      $     0.07         0.01       0.05      0.06       0.05       0.05      0.05
 Less distributions from:
 Net investment income                                 $     0.07         0.01       0.05      0.06       0.05       0.05      0.05
 Total distributions                                   $     0.07         0.01       0.05      0.06       0.05       0.05      0.05
 Net asset value, end of period                        $     1.00         1.00       1.00      1.00       1.00       1.00      1.00
 TOTAL RETURN(1):                                      %     0.66         0.70       4.58      5.97       4.88       5.36      5.49

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                     $  187,495      205,147    209,870   194,454    181,623    161,456   156,530
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)        %     0.68         0.70       0.64      0.59       0.50       0.48      0.37
 Gross expenses prior to expense reimbursement(2)      %     0.68         0.70       0.64      0.65       0.64       0.72      0.91
 Net investment income after expense
 reimbursement(2)(3)                                   %     1.35         1.67       4.51      5.80       4.79       5.24      5.31


                                                                                         CLASS B
                                                         -----------------------------------------------------------------
                                                         SIX MONTHS   FIVE MONTHS                                MARCH 1,
                                                            ENDED       ENDED        YEAR ENDED OCTOBER 31,     1999(5) TO
                                                          SEPT. 30,    MARCH 31,     ----------------------      OCT. 31,
                                                           2002(4)       2002         2001            2000         1999
                                                           ------       ------       ------          ------       ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $      1.00         1.00        1.00            1.00         1.00
 Income from investment operations:
 Net investment income                                $      0.00         0.00        0.03            0.05         0.03*
 Total from investment operations                     $      0.00         0.00        0.03            0.05         0.03
 Less distributions from:
 Net investment income                                $      0.00         0.00        0.03            0.05         0.03
 Total distributions                                  $      0.00         0.00        0.03            0.05         0.03
 Net asset value, end of period                       $      1.00         1.00        1.00            1.00         1.00
 TOTAL RETURN(1):                                     %      0.16         0.29        3.55            4.92         2.56

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $     6,976        1,880       1,199             159          148
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)       %      1.67         1.70        1.64            1.59         1.50
 Gross expenses prior to expense reimbursement(2)     %      1.67         1.70        1.64            1.65         1.64
 Net investment income after expense
 reimbursement(2)(3)                                  %      0.31         0.67        3.51            4.80         3.78

----------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year-end from October 31 to March 31.
(5)  Commencement of offering of shares.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING AELTUS MONEY MARKET FUND (UNAUDITED) (CONTINUED)        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS C
                                                         ------------------------------------------------------------------
                                                         SIX MONTHS  FIVE MONTHS
                                                           ENDED        ENDED         YEAR ENDED OCTOBER 31,     1998(5) TO
                                                          SEPT. 30,    MARCH 31,   ---------------------------    OCT. 31,
                                                           2002(4)       2002       2001      2000       1999       1998
                                                           ------       ------     ------    ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $      1.00         1.00       1.00      1.00       1.00       1.00
 Income from investment operations:
 Net investment income                                $      0.01         0.01       0.05      0.06       0.05*      0.02*
 Net realized and unrealized gain on investments      $      0.00         0.00       0.00      0.00       0.00       0.00
 Total from investment operations                     $      0.01         0.01       0.05      0.06       0.05       0.02
 Less distributions from:
 Net investment income                                $      0.01         0.01       0.05      0.06       0.05       0.02
 Total distributions                                  $      0.01         0.01       0.05      0.06       0.05       0.02
 Net asset value, end of period                       $      1.00         1.00       1.00      1.00       1.00       1.00
 TOTAL RETURN(1):                                     %      0.66         0.70       4.58      5.97       4.88       1.75

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $     9,903       10,866     12,013     9,611       6,765        916
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)       %      0.68         0.70       0.64      0.59       0.50       0.48
 Gross expenses prior to expense reimbursement(2)     %      0.68         0.70       0.64      0.65       0.64       0.72
 Net investment income after expense
 reimbursement(2)(3)                                  %      1.35         1.67       4.51      5.80       4.79       5.24


                                                                                          CLASS I
                                                         --------------------------------------------------------------------------
                                                         SIX MONTHS  FIVE MONTHS
                                                           ENDED        ENDED                  YEAR ENDED OCTOBER 31,
                                                          SEPT. 30,    MARCH 31,   ------------------------------------------------
                                                           2002(4)       2002       2001      2000       1999       1998      1997
                                                           ------       ------     ------    ------     ------     ------    ------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $      1.00         1.00       1.00      1.00       1.00       1.00      1.00
 Income from investment operations:                   $
 Net investment income                                $      0.00         0.01       0.05      0.06       0.05*      0.05*     0.05*
 Net realized and unrealized gain on investments             0.01         0.00       0.00      0.00       0.00       0.00      0.00
 Total from investment operations                     $      0.01         0.01       0.05      0.06       0.05       0.05      0.05
 Less distributions from:                             $
 Net investment income                                $      0.01         0.01       0.05      0.06       0.05       0.05      0.05
 Total distributions                                  %      0.01         0.01       0.05      0.06       0.05       0.05      0.05
 Net asset value, end of period                              1.00         1.00       1.00      1.00       1.00       1.00      1.00
 TOTAL RETURN(1):                                            0.66         0.70       4.58      5.97       4.88       5.36      5.49
                                                      $
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    %   183,373      208,063    239,531   245,774     284,594    276,024  273,710
 Ratios to average net assets:                        %
 Net expenses after expense reimbursement(2)(3)              0.68         0.70       0.64      0.59       0.50       0.48      0.37
 Gross expenses prior to expense reimbursement(2)     %      0.68         0.70       0.64      0.65       0.64       0.72      0.81
 Net investment income after expense
 reimbursement(2)(3)                                         1.35         1.67       4.51      5.80       4.79       5.24      5.31

----------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(4)  The Fund changed its fiscal year-end from October 31 to March 31.
(5)  Commencement of offering of shares.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

      NOTES TO FINANCIAL STATEMENTS as of September 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty-two separate investment series which comprise the company. The three that are in this report are: ING Bond Fund ("Bond"), ING Government Fund ("Government") and ING Aeltus Money Market Fund ("Money Market").

Each Fund offers the following classes of shares: Class A, Class B, Class C and Class I. Bond Fund also offers Class O. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

On January 1, 2002, the Funds changed their principal underwriter from Aeltus Capital Inc. (ACI) to ING Funds Distributor, Inc. On March 1, 2002, ING Investments, LLC (ING Investments) replaced Aeltus Investment Management, Inc. (Aeltus), as the investment adviser to the Funds. ING Investments has engaged Aeltus to serve as the subadviser to the Funds effective March 1, 2002. ING Funds Distributor, Inc., ING Investments and Aeltus are indirect wholly owned subsidiaries of ING Groep N.V. (ING). ING is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

     The Money Market Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded

--------------------------------------------------------------------------------

     on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

     (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

     (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. Certain funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Certain Funds may enter into futures contracts involving foreign currency, interest rates, securities and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the

--------------------------------------------------------------------------------

     difference between the value of the contract at the time it was opened and the value at the time it was closed

E. DISTRIBUTIONS TO SHAREHOLDERS. The Funds record distributions to their shareholders on ex-date. Bond and Government Funds declare, become ex-dividend and pay dividends monthly. Money Market declares and becomes ex-dividend daily and pays dividends monthly. Each Fund distributes capital gains, to the extent available, annually.

     The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes, are reported as distributions in excess of net investment income and/or net realized capital gains. To the extent they exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

F. FEDERAL INCOME TAXES. It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. USE OF ESTIMATES. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Each Fund had the option to temporarily loan 33 1|M/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities. During the six-months ended September 30, 2002, the Fund did not loan any securities.

J. OPTIONS CONTRACTS. Bond and Government Funds may purchase put and call options and may write (sell) put options and covered call options. The

--------------------------------------------------------------------------------

     Funds may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Funds will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

K. SWAP CONTRACTS. Bond may enter into interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other on regularly scheduled dates over a stated term, based on different interest rates, currency exchange rates, security prices, the prices or rates of other types of financial instruments or assets or the levels of specified indices. During the term of the swap, changes in the value of the swap are recognized by marking-to-market the value of the swap.

L. ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Fund may invest up to 15% and Money Market may invest up to 10% of its net assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

M. DELAYED DELIVERY TRANSACTION. The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

N. DOLLAR ROLL TRANSACTIONS. Each of the Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

--------------------------------------------------------------------------------

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six-months ended September 30, 2002, the cost of purchases and sales of securities, excluding short-term securities, were as follows:

                                PURCHASES       SALES
                                ---------       -----
Bond                           81,683,312     62,055,863
Government                     66,531,764     46,927,804

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Funds has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager"),a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

For Bond and Government Funds -- 0.500% for the first $250 million, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $1.25 billion and 0.400% in excess of $2 billion; for Money Market Fund -- 0.400% for the first $500 million, 0.350% of the next $500 million, 0.340% of the next $1 billion, 0.330% of the next $1 billion and 0.300% in excess of $3 billion.

ING entered into a subadvisory agreement with Aeltus effective March 1, 2002. Subject to such policies as the Board or ING may determine, Aeltus manages the Funds' assets in accordance with the Funds' investment objectives, policies, and limitations.

Pursuant to the Administrative Services Agreement effective April 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. The services provided by IFS will include: (a) internal accounting services; (b) monitoring regulatory compliance, such as reports and filings with the Commission and state securities regulatory authorities; (c) preparing financial information for proxy statements; (d) preparing semiannual and annual reports to shareholders; (e) calculating net asset values; (f) preparation of certain shareholder communication; (g) supervision of the custodians and transfer agent; and (h) reporting to the Board. For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Investments has entered into a Service Agreement with ING Life Insurance and Annuity Company (ILIAC), formerly known as Aetna Life Insurance and Annuity Company, under which ILIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ILIAC. In exchange for these services, ING Investments pays ILIAC a fee of up to 0.25% of the average daily net assets associated with those shares.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC.(the "Distributor") is reimbursed or compensated (depending on the class of shares)by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                CLASS A     CLASS B     CLASS C     CLASS I      CLASS O
                -------     -------     -------     -------      -------
Bond             0.25%       1.00%       1.00%        N/A         0.25%
Government       0.25%       1.00%       1.00%        N/A          N/A
Money Market      N/A        1.00%        N/A         N/A          N/A

Prior to January 1, 2002, the Shareholder Services and Distribution fees were paid to ACI. Presently, the Funds' class specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and services fees in connection with Class B, Class C and Class O shares.

For the six-months ended September 30, 2002, the Distributor has retained $1,375 as sales charges from proceeds of Class A Shares sold and $424 from the proceeds of Class C shares redeemed.

--------------------------------------------------------------------------------

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At September 30, 2002 the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4, 5 and 7):

                                                      ACCRUED
                    ACCRUED                         SHAREHOLDER
                  INVESTMENT         ACCRUED        SERVICES AND
                  MANAGEMENT     ADMINISTRATIVE     DISTRIBUTION
                     FEES             FEES              FEES         TOTAL
                     ----             ----              ----         -----
Bond                49,844            7,975            18,269        76,088
Government          27,272            4,364            12,070        43,706
Money Market       128,711           25,742             4,060       158,513

NOTE 7 -- EXPENSE LIMITATIONS

For the following Funds, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

              CLASS A     CLASS B     CLASS C     CLASS I      CLASS O
              -------     -------     -------     -------      -------
Bond           1.00%       1.75%       1.75%       0.75%        1.00%
Government     0.95%       1.70%       1.70%       0.70%         N/A

Each Fund will at a later date reimburse the Investment Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

NOTE 8 -- LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement ") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to:(1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At September 30, 2002, the Funds did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                     SIX MONTHS       FIVE MONTHS         YEAR             YEAR
                                                        ENDED            ENDED            ENDED            ENDED
                                                    SEPTEMBER 30,      MARCH 31,       OCTOBER 31,      OCTOBER 31,
                                                        2002            2002(1)           2001             2000
                                                    -------------    -------------    -------------    -------------
ING BOND FUND
 (NUMBER OF SHARES)
Shares sold                                             6,489,101        3,501,270        9,491,488        2,319,675
Shares issued as reinvestment of dividends                 25,732          327,061          330,321          231,141
Shares redeemed                                        (3,947,282)      (3,067,541)      (6,720,866)      (2,095,014)
                                                    -------------    -------------    -------------    -------------
Net increase in shares outstanding                      2,567,551          760,790        3,100,943          455,802
                                                    =============    =============    =============    =============
ING BOND FUND ($)
Shares sold                                         $  67,856,046    $  36,248,231    $  98,242,399    $  22,875,267
Shares issued as reinvestment of dividends                271,829        3,373,083        3,429,315        2,274,395
Shares redeemed                                       (41,200,036)     (31,778,498)     (69,356,129)     (20,663,699)
                                                    -------------    -------------    -------------    -------------
Net increase in shares outstanding                  $  26,933,839    $   7,842,816    $  32,315,585    $   4,485,963
                                                    =============    =============    =============    =============


                                                     SIX MONTHS       FIVE MONTHS         YEAR             YEAR
                                                        ENDED            ENDED            ENDED            ENDED
                                                    SEPTEMBER 30,      MARCH 31,       OCTOBER 31,      OCTOBER 31,
                                                        2002            2002(1)           2001             2000
                                                    -------------    -------------    -------------    -------------
ING GOVERNMENT FUND
 (NUMBER OF SHARES)
Shares sold                                             3,910,096        1,568,221        6,091,854        2,228,974
Shares issued as reinvestment of dividends                 13,837          123,388          138,630          117,373
Shares redeemed                                        (1,765,608)      (1,700,658)      (4,266,772)      (1,702,272)
                                                    -------------    -------------    -------------    -------------
Net increase (decrease) in shares outstanding           2,158,325           (9,049)       1,963,712          644,075
                                                    =============    =============    =============    =============
ING GOVERNMENT FUND ($)
Shares sold                                         $  41,163,037    $  16,550,673    $  62,467,121    $  21,933,397
Shares issued as reinvestment of dividends                147,668        1,022,511        1,430,445        1,152,126
Shares redeemed                                       (18,593,120)     (17,608,630)     (43,628,651)     (16,757,433)
                                                    -------------    -------------    -------------    -------------
Net increase (decrease) in shares outstanding       $  22,717,585    $     (35,446)   $  20,268,915    $   6,328,090
                                                    =============    =============    =============    =============
ING AELTUS MONEY MARKET FUND
 (NUMBER OF SHARES)
Shares sold                                           176,026,013      128,658,735      481,699,361      686,919,419
Shares issued as reinvestment of dividends                409,627        3,013,004       19,816,387       25,210,205
Shares redeemed                                      (215,706,385)    (168,470,622)    (487,720,904)    (735,238,821)
                                                    -------------    -------------    -------------    -------------
Net increase (decrease) in shares outstanding         (39,270,745)     (36,798,883)      13,794,844      (23,109,197)
                                                    =============    =============    =============    =============
ING AELTUS MONEY MARKET FUND ($)
Shares sold                                         $ 176,026,013    $ 128,658,735    $ 481,699,361    $ 686,919,419
Shares issued as reinvestment of dividends                409,627        3,013,004       19,816,388       25,210,205
Shares redeemed                                      (215,706,385)    (168,470,622)    (487,720,904)    (735,238,821)
                                                    -------------    -------------    -------------    -------------
Net increase (decrease) in shares outstanding       $ (39,270,745)   $ (36,798,883)   $  13,794,845    $ (23,109,197)
                                                    =============    =============    =============    =============

----------
(1)  The Fund changed its fiscal year-end from October 31 to March 31.

--------------------------------------------------------------------------------

NOTE 10 -- CHANGES IN THE FUNDS' YEAR-END

Effective March 1, 2002 the Funds changed their year-end to March 31 from October 31. This change was done to facilitate the administration of the Funds.

NOTE 11 -- SUBSEQUENT EVENTS

DIVIDENDS. Subsequent to September 30, 2002 the following Funds declared dividends from net investment income of:

              PER SHARE
                AMOUNT         PAYABLE DATE      RECORD DATE
                ------         ------------      -----------
ING AELTUS MONEY MARKET
Class A       $ 0.0009      November 1, 2002        Daily
Class B       $ 0.0001      November 1, 2002        Daily
Class C       $ 0.0009      November 1, 2002        Daily
Class I       $ 0.0009      November 1, 2002        Daily

NOTE 12 -- CHANGE IN FUNDS' AUDITORS

KPMG LLP ("KPMG") previously served as independent auditors for the ING Bond Fund , ING Aeltus Money Market Fund and ING Government Fund (the "Funds"). On April 3, 2002 the Funds' Board of Directors dismissed KPMG and selected PricewaterhouseCoopers, LLP as independent auditors for the Funds for fiscal year ended March 31, 2003 upon the recommendation of the Funds' Audit Committee. The Board's selection of PricewaterhouseCoopers LLP did not result from any disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement.

The audit reports of KPMG on the financial statements of the Funds as of and for the five-month period ended March 31, 2002 and for the years ended October 31, 2001, and 2000 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

ING
Bond
Fund
          PORTFOLIO OF INVESTMENTS as of September 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                Value
 ------                                                                -----
CORPORATE BONDS/NOTES: 21.59%
                AEROSPACE/DEFENSE: 0.52%
$  292,000      Raytheon Co., 6.150, due 11/01/08                 $     314,538
   225,000      United Technologies Corp., 4.875%, due 11/01/06         239,251
    80,000      United Technologies Corp., 7.125%, due 11/15/10          94,179
                                                                  -------------
                                                                        647,968
                                                                  -------------
                AGENCY: 4.12%
   700,000      Freddie Mac, 6.000%, due 12/15/31                       722,643
 2,303,000      Freddie Mac, 6.000%,due 12/15/31                      2,374,994
 1,673,000      Government National Mortgage Association,
                  6.000%, due 11/20/31                                1,740,758
   268,916      Vendee Mortgage Trust, 6.750%, due 11/15/14             273,352
                                                                  -------------
                                                                      5,111,747
                                                                  -------------
                AUTO MANUFACTURERS: 1.07%
   235,000      DaimlerChrysler NA Holding Corp., 7.200%, due
                  09/01/09                                              257,599
   230,000      Ford Motor Co., 6.375%, due 02/01/29                    167,970
   405,000      Ford Motor Co., 6.625%, due 10/01/28                    306,223
   260,000      General Motors Corp., 6.750%, due 05/01/28              220,251
   380,000      General Motors Corp., 7.200%, due 01/15/11              380,292
                                                                  -------------
                                                                      1,332,335
                                                                  -------------
                BANKS: 1.33%
   285,000      Bank of America Corp., 6.375%, due 02/15/08             323,154
   250,000      Bank of America Corp., 7.800%, due02/15/10              302,625
   225,000      Ford Motor Credit, 7.375%, due 10/28/09                 214,280
   250,000      Wachovia Corp., 6.400%, due 04/01/08                    285,343
   465,000      Wells Fargo & Co., 6.375%, due 08/01/11                 524,411
                                                                      1,649,813
                BEVERAGES: 0.18%
   200,000      Coors Brewing Co., 6.375%, due 05/15/12                 226,743
                                                                  -------------
                BUILDING MATERIALS: 0.07%
    80,000      CRH America, Inc., 6.950%, due 03/15/12                  89,175
                                                                  -------------
                CHEMICALS: 0.18%
   185,000  @@  Potash Corp. of Saskatchewan, 7.750%, due
                  05/31/11                                              219,880
                                                                  -------------
                COMMERCIAL MBS: 0.64%
   700,000      GE Capital Commercial Mortgage Corp., 6.531%,
                  due 03/15/11                                          792,125
                                                                  -------------
                COMMERCIAL SERVICES: 0.18%
   220,000      Hertz Corp., 8.250%, due 06/01/05                       224,571
                                                                  -------------
                COSMETICS/PERSONAL CARE: 0.22%
   145,000      Colgate-Palmolive Co., 5.980%, due 04/25/12             163,004
    95,000      Procter & Gamble Co., 6.875%, due 09/15/09              112,129
                                                                  -------------
                                                                        275,133
                                                                  -------------
                DIVERSIFIED FINANCIAL SERVICES: 4.37%
   210,000      American Express Credit Corp., 4.250%, due
                  02/07/05                                              218,698
    95,000      American General Finance Corp., 5.750%, due
                  03/15/07                                              101,168
   240,000      Associates Corp. Of N. America, 6.250%, due
                  11/01/08                                              265,847
   245,000      Boeing Capital Corp., 7.375%, due 09/27/10              276,689
   250,000  #   Bombardier Capital, Inc., 6.125%, due 06/29/06          217,631
   130,000  #   Bombardier Capital, Inc., 7.500%, due 10/17/05          119,667
   205,000      Caterpillar Financial Services Corp., 2.080%,
                  due 01/31/05                                          205,170
   110,000      Citigroup, Inc., 6.500%, due 01/18/11                   122,626
   120,000      Citigroup, Inc., 6.750%, due 12/01/05                   133,119
   385,000      Countrywide Home Loans, Inc., 2.560%, due
                  10/23/06                                              386,028
   450,000      Ford Motor Credit Co., 7.250%, due 10/25/11             416,648
   540,000      General Electric Capital Corp., 4.625%, due
                  09/15/09                                              544,633
    60,000      General Electric Capital Corp., 6.000%, due
                  06/15/12                                               64,759
   365,000      General Motors Acceptance Corp., 7.250%, due
                  03/02/11                                              363,742
    90,000      Goldman Sachs Group, Inc., 5.700%, due 09/01/12          93,155
   220,000      Household Finance Corp., 5.750%, due 01/30/07           214,285
   115,000      Household Finance Corp., 7.000%, due 05/15/12           110,984
    70,000      Household Finance Corp., 8.000%, due 07/15/10            72,434
   595,000      International Lease Finance Corp., 3.205%, due
                  10/18/04                                              596,135
   310,000      John Deere Capital Corp., 7.000%, due 03/15/12          360,603
   135,000  #   Monumental Global Funding II, 6.050%, due
                  01/19/06                                              146,786
   105,000      Morgan Stanley, 6.750%, due 04/15/11                    114,977
   200,000      Private Export Funding Corp., 5.480%, due
                  09/15/03                                              202,730
    70,000      Textron Financial Corp., 7.125%, due 12/09/04            75,623
                                                                  -------------
                                                                      5,424,137
                                                                  -------------

                 See Accompanying Notes to Financial Statements

ING
Bond
Fund
   PORTFOLIO OF INVESTMENTS as of September 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
 Amount                                                                Value
 ------                                                                -----
                ELECTRIC: 0.86%
$   55,000      FirstEnergy Corp., 5.500%, due 11/15/06                  53,331
   210,000      Florida Power & Light Co., 6.875%, due 12/01/05         233,970
   265,000      Georgia Power Co., 4.875%, due 07/15/07                 281,330
   100,000  #   Oncor Electric Delivery Co., 6.375%, due
                  05/01/12                                              108,890
    40,000  #   Oncor Electric Delivery Co., 7.000%, due
                  05/01/32                                               42,419
   165,000  #   PSEG Power LLC, 6.950%, due 06/01/12                    160,170
   175,000      Wisconsin Energy Corp., 5.500%, due 12/01/08            189,090
                                                                  -------------
                                                                      1,069,200
                                                                  -------------
                FOOD: 0.82%
   145,000      Conagra Foods, Inc., 6.750%, due 09/15/11               165,882
   175,000      Conagra Foods, Inc., 7.500%, due 09/15/05               196,467
   175,000      Kraft Foods, Inc., 6.500%, due 11/01/31                 194,625
   120,000      Kroger Co., 6.750%, due 04/15/12                        131,617
    83,000      Safeway, Inc., 5.800%, due 08/15/12                      87,356
   210,000      Unilever Capital Corp., 6.875%, due 11/01/05            236,125
                                                                  -------------
                                                                      1,012,072
                                                                  -------------
                FOREST PRODUCTS & PAPER: 0.12%
   135,000  #   Weyerhaeuser Co., 6.750%, due 03/15/12                  146,844
                                                                  -------------
                GAS: 0.35%
   385,000  #   Schlumberger Technology Corp., 6.500%, due
                  04/15/12                                              435,064
                                                                  -------------
                MEDIA: 0.12%
   150,000      Tele-Communications-TCI Group, 9.800%, due
                  02/01/12                                              149,554
                                                                  -------------
                MINING: 0.22%
   265,000  @@  Alcan, Inc., 4.875%, due 09/15/12                       270,014
                                                                  -------------
                MULTI-NATIONAL: 0.23%
   240,000  @@  Inter-American Development Bank, 6.750%, due
                  07/15/27                                              285,254
                                                                  -------------
                OIL & GAS: 1.48%
   345,000      Amerada Hess Corp., 7.125%, due 03/15/33                384,080
    70,000      Apache Corp., 6.250%, due 04/15/12                       79,032
   230,000  @@  Burlington Resources Finance Co., 5.600%, due
                  12/01/06                                              246,836
   150,000  @@  Canadian Natural Resources Ltd, 5.450%, due
                  10/01/02                                              156,373
   250,000      Conoco Funding Co., 5.450%, due 10/15/06                269,112
   325,000      Conoco Funding Co., 6.350%, due 10/15/11                366,519
    55,000      Devon Energy Corp., 7.950%, due 04/15/32                 66,287
   110,000      Occidental Petroleum Corp., 5.875%, due
                  01/15/07                                              118,922
   130,000      Transocean, Inc., 7.500%, due 04/15/31                  150,635
                                                                  -------------
                                                                      1,837,796
                                                                  -------------
                PIPELINES: 0.28%
   150,000      Duke Energy Field Services LLC, 7.875%, due
                  08/16/10                                              158,033
   105,000      Kinder Morgan Energy Partners LP, 6.750%, due
                  03/15/11                                              113,587
   110,000      Tennessee Gas Pipeline Co., 7.000%, due
                  10/15/28                                               81,642
                                                                  -------------
                                                                        353,262
                                                                  -------------
                REGIONAL: 0.09%
    90,000  @@  Province of Quebec, 7.500%, due 09/15/29                116,918
                                                                  -------------
                RETAIL: 0.39%
   190,000      Sears Roebuck Acceptance, 7.000%, due 06/01/32          189,150
   270,000      Target Corp., 5.875%, due 03/01/12                      300,077
                                                                  -------------
                                                                        489,227
                                                                  -------------
                SOVEREIGN: 2.96%
 2,965,000  @@  Bundesschatzanweisungen, 4.750%, due 12/13/02         2,937,181
   225,000  @@  Mexico Government International Bond, 8.000%,
                  due 09/24/22                                          215,775
   462,225      Small Business Administration, 7.550%, due
                  11/01/12                                              502,547
                                                                  -------------
                                                                      3,655,503
                                                                  -------------
                TELECOMMUNICATIONS: 0.21%
    85,000      AT&T Corp., 6.000%, due 03/15/09                         76,619
    35,000      AT&T Corp., 8.000%, due 11/15/31                         32,479
    25,000  @@  France Telecom, 8.250%, due 03/11/11                     27,320
   185,000      Sprint Capital Corp., 6.000%, due 01/15/07              127,287
                                                                  -------------
                                                                        263,705
                                                                  -------------
                TEXTILES: 0.16%
   175,000      Mohawk Industries, Inc., 7.200%, due 04/15/12           198,437
                                                                  -------------

                 See Accompanying Notes to Financial Statements

ING
Bond
Fund
    PORTFOLIO OF INVESTMENTS as of September 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
 Amount                                                                Value
 ------                                                                -----
                TRANSPORTATION: 0.42%
$  275,000      CSX Corp., 6.750%, due 03/15/11                   $     308,130
   195,000      Norfolk Southern Corp., 6.200%, due 04/15/09            211,005
                                                                  -------------
                                                                        519,135
                                                                  -------------
                Total Corporate Bonds/Notes
                  (Cost $25,090,367)                                 26,795,612
                                                                  -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 41.95%
                FEDERAL HOME LOAN MORTGAGE: 5.21%
 2,171,000      5.125%, due 07/15/12                                  2,307,784
 3,810,000      6.000%, due 11/15/32, TBA                             3,918,349
   229,062      7.500%, due 12/01/11                                    243,404
                                                                  -------------
                                                                      6,469,537
                                                                  -------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION: 23.29%
 1,000,000      4.375%, due 09/15/12                                  1,000,349
    19,407      6.000%, due 07/01/29                                     20,005
10,340,000      6.000%, due 11/25/32, TBA                            10,621,124
 1,382,000      6.125%, due 03/15/12                                  1,573,327
 1,913,771      6.500%, due 08/01/29                                  1,985,655
   595,319      6.500%, due 11/01/13                                    625,031
 7,810,000      6.500%, due 11/25/32, TBA                             8,093,113
   434,647      7.000%, due 01/01/30                                    454,129
   858,013      7.000%, due 06/01/31                                    897,025
   132,654      7.500%, due 07/01/11                                    141,151
 1,154,516      7.500%, due 1/25/48                                   1,235,165
   146,239      7.500%, due 10/01/30                                    154,436
   224,377      7.500%, due 10/01/30                                    236,952
    90,491      7.500%, due 11/01/28                                     95,751
   170,261      7.500%, due 11/01/30                                    179,804
   888,921      7.500%, due 6/25/32                                     982,938
   238,980      8.500%, due 01/01/25                                    258,994
   191,093      8.500%, due 09/01/25                                    206,700
   133,372      8.500%, due 11/01/23                                    144,661
                                                                  -------------
                                                                     28,906,310
                                                                  -------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 13.45%
    62,242      5.375%, due 04/20/28                                     64,241
 8,630,000      6.500%, due 11/15/32, TBA                             8,996,775
   389,442      7.000%, due 04/15/26                                    410,112
 3,120,000      7.000%, due 11/15/32, TBA                             3,276,000
   214,352      7.500%, due 10/15/26                                    228,461
 2,060,000      7.500%, due 11/15/32, TBA                             2,186,175
   260,423      7.500%, due 11/20/03                                    275,418
   584,435      7.500%, due 12/15/22                                    625,308
   550,058      8.000%, due 12/15/17                                    598,319
    22,725      9.500%, due 07/15/18                                     25,633
                                                                  -------------
                                                                     16,686,442
                                                                  -------------
                Total U.S. Government Agency Obligations
                  (Cost $51,273,890)                                 52,062,289
                                                                  -------------
U.S. TREASURY OBLIGATIONS: 29.46%
                REGIONAL: 0.23%
  260,000   @@  Province of Ontario, 5.125%, due 07/17/12               281,578
                                                                  -------------
                U.S. TREASURY NOTES: 29.23%
   340,000      2.125%, due 08/31/04                                    342,922
 5,700,000      2.875%, due 06/30/04                                  5,820,903
 2,669,000      3.000%, due 01/31/04                                  2,720,608
 3,349,000      3.250%, due 08/15/07                                  3,452,873
13,992,000      3.500%, due 11/15/06                                 14,591,040
    27,000      5.000%, due 08/15/11                                     29,994
   671,000      5.375%, due 02/15/31                                    745,859
   241,000      6.000%, due 08/15/09                                    282,262
 2,173,000      6.250%, due 05/15/30                                  2,651,910
 3,950,000      8.125%, due 05/15/21                                  5,634,308
                                                                  -------------
                                                                     36,272,679
                                                                  -------------
                Total U.S. Treasury Obligations
                  (Cost $35,530,413)                                 36,554,257
                                                                  -------------
CONVERTIBLE CORPORATE BOND: 0.42%
                BEVERAGE: 0.30%
   340,000      Anheuser-Busch Cos., Inc., 5.625%, due 10/01/10         369,483
                                                                  -------------
                PIPELINES: 0.12%
   135,000      Consolidated Natural Gas Co., 6.850%, due 04/15/11      147,864
                                                                  -------------
                Total Convertible Corporate Bond
                  (Cost $476,694)                                       517,347
                                                                  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET-BACKED
  SECURITIES: 1.44%
                COMMERCIAL MBS: 0.83%
   500,000      First Union National Bank, 6.136%, due 12/15/10         556,266
   400,000      UBS Commercial Mortgage Trust, 7.370%, due
                  08/15/26                                              472,633
                                                                  -------------
                                                                      1,028,899
                                                                  -------------
                WHOLE LOAN COLLATERAL: 0.61%
   238,187      Bear Stearns Adjustable Rate Mortgage Trust,
                  6.103%, due 01/25/32                                  243,844
   140,733      Marine Midland, 8.000%, due 04/25/23                    140,528
   230,101      Prudential Home Mortgage Securities, 7.000%, due
                  12/25/07                                              229,753
   140,581      Prudential Home Mortgage Securities, 7.500%, due
                  06/25/07                                              144,877
                                                                  -------------
                                                                        759,002
                                                                  -------------
                Total Collateralized Mortgage Obligations and
                  Asset-Backed Securities
                  (Cost $1,672,966)                                   1,787,901
                                                                  -------------
                Total Long-Term Investment
                  (Cost $114,044,330)                               117,717,406
                                                                  -------------

                 See Accompanying Notes to Financial Statements

ING
Bond
Fund
    PORTFOLIO OF INVESTMENTS as of September 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
 Amount                                                                Value
 ------                                                                -----
SHORT-TERM INVESTMENTS: 36.06%
$  4,000,000    Bellsouth Corp., 1.740%,
                  due 10/25/02                         10/25/02   $   3,995,360
   3,500,000    CDC Commercial Paper, 1.770%,
                  due 10/09/02                          10/9/02       3,498,623
   1,500,000    CSX Corp., 1.900%, due 10/16/02        10/16/02       1,498,813
   5,000,000    Delaware Funding Corp., 1.760%,
                  due 10/28/02                         10/28/02       4,993,400
   2,000,000    Federal Farm Credit Bank, 1.680%,
                  due 10/29/02                         10/29/02       1,997,387
   2,000,000    Federal Farm Credit Bank, 1.730%,
                  due 02/03/03                           2/3/03       2,000,980
   3,000,000    Federal National Mortgage, 2.250%,
                  due 02/07/03                           2/7/03       3,007,200
   3,000,000    General Mills, Inc., 1.980%,
                  due 10/17/02                         10/17/02       2,997,360
   1,000,000    General Motors Co., 2.143%,
                  due 08/04/03                           8/4/03         986,980
   4,500,000    Pfizer Co., 1.730%, due 10/08/02        10/8/02       4,498,486
   4,000,000    Safeway Co., 1.900%, due 10/15/02      10/15/02       3,997,044
   3,000,000    Sears Roebuck Acceptance, 2.030%,
                  due 10/08/02                          10/8/02       2,998,820
   3,500,000    Student Loan Marketing, 1.596%,
                  due 01/16/03                          1/16/03       3,500,171
   4,773,000    UBS Finance Co., 1.970%,
                  due 10/01/02                          10/1/02       4,773,000
                                                                  -------------
                                                                     44,743,624
                                                                  -------------
                Total Short-Term Investments
                  (Cost $44,748,077)                                 44,743,624
                                                                  -------------
           TOTAL INVESTMENTS IN SECURITIES
             (COST $ 158,792,407)*                130.92%         $ 162,461,030
           OTHER ASSETS AND LIABILITIES-NET       -30.90%         $ (38,365,812)
                                                 -------          -------------
           NET ASSETS                             100.00%         $ 124,095,218
                                                 =======          =============

* Cost for federal income tax purposes is the same as for financial statement purposes.
     Net unrealized appreciation consists of:

          Gross Unrealized Appreciation                           $   3,933,370
          Gross Unrealized Depreciation                                (264,747)
                                                                  -------------
          Net Unrealized Appreciation                             $   3,668,623
                                                                  =============

# Securities with purchase pursuant to Rule 144A, under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds' Board of Directors.
@@   Foreign Issuer

Information concerning open futures contracts at September 30, 2002 is shown below:

                                 NO. OF         NOTIONAL      EXPIRATION        UNREALIZED
                                CONTRACTS     MARKET VALUE       DATE           GAIN/(LOSS)
                                ---------     ------------       ----           -----------
      LONG CONTRACTS
      --------------
U.S. 2 Year Treasury Bond           19         $ 4,083,219       Dec-02         $    17,124
U.S. 2 Year Treasury Bond            9             644,719       Dec-02               2,001
U.S. 5 Year Treasury Bond           40           4,571,250       Dec-02              29,175
                                               -----------                      -----------
                                               $ 9,299,188                      $    48,300
                                               ===========                      ===========
      SHORT CONTRACTS
      ---------------
U.S. 10 Year Treasury Note          38         $(4,404,438)      Dec-02         $  (188,409))
U.S. 10 Year Treasury Note          35          (4,056,719)      Dec-02             (20,956)
U.S. 10 Year Treasury Note           3            (347,719)      Dec-02              (4,656)
U.S. 20 Year Treasury Bond           9          (1,028,250)      Dec-02              (3,139)
                                               -----------                      -----------
                                               $(9,837,126)                     $  (217,160)
                                               ===========                      ===========

                 See Accompanying Notes to Financial Statements

ING
Bond
Fund
    PORTFOLIO OF INVESTMENTS as of September 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Information concerning the following open swap contract at September 30, 2002 is shown below:

SWAP COUNTER PARTY             BEAR STEARNS
------------------             ------------
Notional Principal             $1,500,000
Fund will pay:                 Notional amount times (libor rate + 0.675%) times
                                 actual days divided by 360
Effectibe LIBOR rate:          1.82%
Fund will receive:             Notional amount times Index Return(1). Positive
                                 amounts are paid to the Fund. The absolute
                                 value of negative amounts are paid to Bear
                                 Stearns.
Index                          Bear Stearns High Yield Composite Index
Payment Dates:                 Monthly on the 5th
Net unrealized loss            $(26,402)
Termination date:              July 1, 2003
Notional Principal             $1,500,000
Fund will pay:                 Notional amount times (libor rate + 0.80%) times
                                 actual days divided by 360
Effectibe LIBOR rate:          1.82%
Fund will receive:             Notional amount times Index Return(1). Positive
                                 amounts are paid to the Fund. The absolute
                                 value of negative amounts are paid to Bear
                                 Stearns.
Index                          Bear Stearns High Yield Composite Index
Payment Dates:                 Monthly on the 5th
Net unrealized loss            $(26,251)
Termination date:              July 1, 2003

SWAP COUNTER PARTY             LEHMAN BROTHERS
------------------             ---------------
Notional Principal             $1,500,000
Fund will pay:                 Notional amount times (libor rate + 1.05%) times
                                 actual days divided by 360
Effectibe LIBOR rate:          1.82%
Fund will receive:             Notional amount times Index Return(1). Positive
                                 amounts are paid to the Fund. The absolute
                                 value of negative amounts are paid to Lehman
                                 Brothers.
Index                          Lehman Brothers U.S. Corporate High Yield Index
Payment Dates:                 Monthly on the 5th
Net unrealized loss            $(17,333)
Termination date:              January 1, 2003

SWAP COUNTER PARTY             MERRILL LYNCH
------------------             -------------
Notional Principal             $1,500,000
Fund will pay:                 Notional amount times (libor rate +1.00%) times
                                 actual days divided by 360
Effectibe LIBOR rate:          1.86%
Fund will receive:             Notional amount times Index Return(1). Positive
                                 amounts are paid to the Fund. The absolute
                                 value of negative amounts are paid to Merrill Lynch.
Index                          Merrill Lynch High Yield Master Index
Payment Dates:                 Quarterly on the 2nd
Net unrealized loss            $(53,758)
Termination date:              July 2, 2003
Notional Principal             $925,000
Fund will pay:                 Notional amount times (libor rate +0.90%) times
                                 actual days divided by 360
Effectibe LIBOR rate:          1.86%
Fund will receive:             Notional amount times Index Return(1). Positive
                                 amounts are paid to the Fund. The absolute
                                 value of negative amounts are paid to Merrill Lynch.
Index                          Merrill Lynch High Yield Master Index
Payment Dates:                 Quarterly on the 2nd
Net unrealized loss            $(22,539)
Termination date:              July 2, 2003

----------
(1) Index return calculation: (Ending Index Level -- Starting Index Level) / Starting Index Level.

                 See Accompanying Notes to Financial Statements

ING
Government
Fund
          PORTFOLIO OF INVESTMENTS as of September 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                                Value
 ------                                                                -----
CORPORATE NOTES: 2.35%
               MULTI-NATIONAL: 2.35%
$ 1,500,000    International Finance Corp., 5.250%,
                 due 05/02/06                                     $   1,623,437
                                                                  -------------
               Total Corporate Notes
                 (Cost $1,497,768)                                    1,623,437
                                                                  -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 42.34%
               DIVERSIFIED FINANCIAL SERVICES: 0.15%
    100,000    Private Export Funding Corp., 5.480%,
                 due 09/15/03                                           101,365
                                                                  -------------
               FEDERAL HOME LOAN BANK SYSTEM: 7.35%
  2,000,000    2.500%, due 02/20/04                                   2,001,852
  2,000,000    3.250%, due 08/15/05                                   2,047,678
  1,000,000    3.625%, due 10/15/04                                   1,031,670
                                                                  -------------
                                                                      5,081,200
                                                                  -------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.12%
  2,000,000    2.500%, due 08/20/04                                   2,008,540
  2,000,000    4.125%, due 01/17/06                                   2,044,372
  1,000,000    5.125%, due 10/15/08                                   1,086,818
    151,662    9.500%, due 02/01/17                                     168,239
     49,894    9.500%, due 07/01/20                                      55,319
     71,318    9.500%, due 12/01/22                                      79,266
    104,580    10.500%, due 07/01/20                                    121,389
     44,264    11.500%, due 02/01/16                                     51,486
                                                                  -------------
                                                                      5,615,429
                                                                  -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION: 23.87%
  2,000,000    2.040%, due 07/15/04                                   1,997,812
  2,000,000    3.500%, due 09/15/04                                   2,057,824
  3,000,000    6.000%, due 12/15/05                                   3,322,266
  2,494,309    6.056%, due 07/01/12                                   2,766,346
  1,900,000  # 6.500%, due 11/25/32 TBA                               1,968,875
  1,000,000    7.000%, due 07/15/05                                   1,122,796
    720,000  # 7.000%, due 11/25/32 TBA                                 751,950
  2,000,000    7.125%, due 02/15/05                                   2,225,804
     80,511    10.000%, due 06/01/20                                     93,404
    123,469    10.000%, due 10/01/20                                    143,040
     41,160    10.500%, due 04/01/19                                     46,591
                                                                  -------------
                                                                     16,496,708
                                                                  -------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.62%
    192,358    7.000%, due 12/15/23                                     203,105
    407,221    7.000%, due 04/15/26                                     428,835
    157,879    9.000%, due 05/15/16                                     175,795
    176,466    9.000%, due 07/15/16                                     196,491
     47,750    9.500%, due 09/20/19                                      53,623
     53,030    9.500%, due 11/15/21                                      59,821
                                                                  -------------
                                                                      1,117,670
                                                                  -------------
               SMALL BUSINESS ADMINISTRATION: 1.23%
    462,225    7.550%, due 11/01/12                                     502,547
    323,663    8.250%, due 11/01/11                                     351,870
                                                                  -------------
                                                                        854,417
                                                                  -------------
               Total U.S. Government Agency Obligations
                 (Cost $28,356,128)                                  29,266,789
                                                                  -------------
U.S. TREASURY OBLIGATIONS: 45.73%
               U.S. TREASURY INFLATION INDEX: 3.68%
$ 1,000,000    3.625%, due 04/15/28                               $   1,309,407
  1,000,000    4.250%, due 01/15/10                                   1,233,469
                                                                  -------------
                                                                      2,542,876
                                                                  -------------
               U.S. TREASURY NOTES: 40.78%
  3,000,000    2.250%, due 07/31/04                                   3,032,346
  2,000,000    3.250%, due 05/31/04                                   2,053,282
  6,500,000    3.500%, due 11/15/06                                   6,778,285
  1,000,000    4.375%, due 05/15/07                                   1,079,649
  1,000,000    4.625%, due 05/15/06                                   1,082,657
  2,500,000    4.750%, due 11/15/08                                   2,746,388
  3,000,000    4.875%, due 02/15/12                                   3,306,213
  2,000,000    5.000%, due 08/15/11                                   2,221,798
  1,500,000    5.750%, due 11/15/05                                   1,666,524
  2,000,000    6.625%, due 05/15/07                                   2,355,626
  1,500,000    10.750%, due 08/15/05                                  1,865,508
                                                                  -------------
                                                                     28,188,276
                                                                  -------------
               U.S. TREASURY STRIP PRINCIPAL: 1.27%
    930,000    Zero Coupon, due 08/15/05                                877,334
                                                                  -------------
               Total U.S. Treasury Obligations
                 (Cost $29,913,196)                                  31,608,486
                                                                  -------------
               Total Long-Term Investments
                 (Cost $59,767,092)                                  62,498,712
                                                                  -------------

SHORT-TERM INVESTMENTS: 12.98%
$ 8,975,000    Student Loan Marketing Association, 1.850%,
                 due 10/01/02                                     $   8,975,000
                                                                  -------------
               Total Short-Term Investments
                 (Cost $8,975,000)                                $   8,975,000
                                                                  -------------
               TOTAL INVESTMENTS IN SECURITIES
                 (COST $ 68,742,092)*              103.40%        $  71,473,712
               OTHER ASSETS AND                     -3.40%        $  (2,353,486)
                                                  -------         -------------
               LIABILITIES-NET
               NET ASSETS                          100.00%        $  69,120,226
                                                  =======         =============

* Cost for federal income tax purposes is the same as for financial statement purposes.
     Net unrealized appreciation consists of:

          Gross Unrealized Appreciation                           $   2,733,808
          Gross Unrealized Depreciation                                  (2,188)
                                                                  -------------
          Net Unrealized Appreciation                             $   2,731,620
                                                                  =============

#    When-issued or delayed delivery security.

                 See Accompanying Notes to Financial Statements

ING
Aeltus
Money
Market
          PORTFOLIO OF INVESTMENTS as of September 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
  ------                                                               -----
ASSET-BACKED SECURITIES: 45.36%
$ 3,611,852    Carmax Auto Owner Trust, 1.890%, due 06/16/03      $   3,611,852
  4,763,517    Caterpillar Financial Asset, 1.818%, due
                 07/25/03                                             4,763,517
  5,353,883    Chase Manhattan Auto, 1.929%, due 06/16/03             5,353,883
  1,822,890    Chase Manhattan Auto, 1.943%, due 03/17/03             1,822,890
  5,500,000    Ciesco L.P., 1.760%, due 11/07/02                      5,490,051
  9,000,000    Corporate Asset Funding, 1.750%, due 10/28/02          8,988,188
  5,000,000    Delaware Funding Corp., 1.770%, due 10/22/02           4,994,838
  9,500,000    Delaware Funding Corp., 1.780%, due 10/21/02           9,490,606
  8,000,000    Edison Asset Security, LLC., 1.750%, due
                 12/13/02                                             7,971,611
  4,745,000    Holmes Financing PLC, 1.833%, due 10/15/02             4,745,000
    740,226    Honda Auto Receivable, 1.820%, due 02/15/03              740,226
  2,135,067    Honda Auto Receivable, 1.950%, due 06/13/03            2,135,067
    576,365    MMCA Auto Owner Trust, 2.009%, due 03/17/03              576,365
  6,765,217    Nissan Auto Receivable, 1.704%, due 09/08/03           6,765,217
    197,526    Nissan Auto Receivable, 1.844%, due 02/10/03             197,526
  5,000,000    Park Avenue Receivable, 1.740%, due 12/04/02           4,984,533
  7,000,000    Park Avenue Receivable, 1.760%, due 10/15/02           6,995,209
  7,000,000    Park Avenue Receivable, 2.000%, due 10/01/02           7,000,000
 14,000,000    Permanent Financing, 1.790%, due 06/10/03             14,000,000
  9,000,000    Preferred Receivable Funding, 1.780%, due
                 10/18/02                                             8,992,435
  7,040,151    RASC Home Equity Mortgage, 1.730%, due 08/25/03        7,040,151
 11,000,000    Republic of Argentina, 0.000%, due 10/15/02           10,989,806
  8,882,931    TRIAD Auto Receivable, 1.723%, due 09/12/03            8,882,931
  1,725,212    UACSC Owner Trust, 1.880%, due 04/04/03                1,725,212
 13,224,670    WFS Financial Owner Trust, 1.733%, due 08/20/03       13,224,670
 15,026,000    Windmill Funding Corp, 1.750%, due 10/01/02           15,026,000
  8,902,338    World Omni Auto Receivable, 1.870%, due 07/15/03       8,902,338
                                                                  -------------
               Total Asset-Backed Securities
                 (Cost $175,410,122)                                175,410,122
                                                                  -------------
COMMERCIAL PAPERS: 36.07%
               BRANCHES AND AGENCIES OF FOREIGN BANKS: 2.45%
  9,500,000    Dexia Delaware, Inc., 1.770%, due 10/28/02         $   9,487,389
                                                                  -------------
               CASH -- GRAINS: 2.26%
  8,722,000    Cargill Global Funding, 2.000%, due 10/01/02           8,722,000
                                                                  -------------
               CHEMICALS: 1.55%
  6,000,000    E.I. Du Pont De Nemours, 1.720%, due 12/04/02          5,981,653
                                                                  -------------
               COLLATERALIZED DEBT OBLIGATION: 2.06%
  8,000,000    Long Lane Master Trust IV, 1.760%, due 11/20/02        7,980,444
                                                                  -------------
               COMMERCIAL BANKING: 2.20%
  8,500,000    Variable Funding Capital, 1.720%, due 10/22/02         8,491,472
                                                                  -------------
               COMPUTER: 2.45%
  9,500,000    IBM, 1.700%, due 11/22/02                              9,476,672
                                                                  -------------
               FINANCE -- BROKER: 5.33%
  1,800,000    Dealers Capital Trust, 1.810%, due 10/10/02            1,799,186
  9,500,000    Morgan Stanley Dean Witter, 1.760%, due
                 10/16/02                                             9,493,033
  9,367,000    Saloman Smith Barney, 1.750%, due 11/19/02             9,344,688
                                                                  -------------
                                                                     20,636,907
                                                                  -------------
               FINANCE -- COMMERCIAL: 1.50%
  5,800,000    Transamerica Financial, 1.770%, due 10/22/02           5,794,012
                                                                  -------------
               FINANCE -- LEASING: 1.93%
  3,500,000    Enterprise Funding Corp., 1.770%, due 11/13/02         3,492,600
  4,000,000    Intl. Lease Finance Corp., 1.820%, due 01/30/03        3,975,531
                                                                  -------------
                                                                      7,468,131
                                                                  -------------
               MEDICAL: 2.45%
  9,500,000    Pfizer, Inc., 1.730%, due 11/14/02                     9,479,913
                                                                  -------------
               PHARMACEUTICAL: 5.17%
 20,000,000    Wyeth Corp., 1.870%, due 12/20/02                     20,000,000
                                                                  -------------
               TELECOMUNICATION: 3.62%
 14,000,000    Verizon Global Funding, 1.800%, due 03/18/03          13,998,711
                                                                  -------------
               TRADE RECEIVABLE: 0.65%
  2,500,000    Jefferson Smurfit Finance, 1.800%, due 10/17/02        2,498,000
                                                                  -------------
               WIRELESS EQUIPMENT: 2.46%
  9,500,000    Bellsouth Corp., 1.800%, due 10/04/02                  9,498,575
                                                                  -------------
               Total Commercial Papers
                 (Cost $139,513,879)                                139,513,879
                                                                  -------------

                 See Accompanying Notes to Financial Statements

ING
Aeltus
Money
Market
       PORTFOLIO OF INVESTMENTS as of September 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
 Amount                                                               Value
 ------                                                               -----
CORPORATE NOTES: 21.02%
               BANKS: 5.07%
$ 6,000,000    American Express Centurion, 1.834%, due
                 04/29/03                                         $   6,000,707
  7,600,000    First Chicago, 1.898%, due 02/18/03                    7,604,742
  6,000,000    Keybank NA, 1.795%, due 11/01/02                       5,999,550
                                                                  -------------
                                                                     19,604,999
                                                                  -------------
               COLLATERALIZED DEBT OBLIGATION: 2.71%
  2,000,000    Syndicated Loan Funding, 1.850%, due 12/09/02          2,000,000
  8,500,000    Syndicated Loan Funding, 1.960%, due 01/15/03          8,500,000
                                                                  -------------
                                                                     10,500,000
                                                                  -------------
               DIVERSIFIED FINANCIAL SERVICES: 3.25%
  5,000,000    General Electric Capital, 1.820%, due 01/22/03         5,000,404
  5,000,000    General Electric Capital, 1.840%, due 10/09/03         5,000,000
  2,520,000    General Electric Capital, 8.700%, due 02/15/03         2,578,176
                                                                  -------------
                                                                     12,578,580
                                                                  -------------
               FINANCE -- AUTO: 2.60%
 10,000,000    American Honda Finance, 1.750%, due 11/12/02           9,979,583
     83,872    Ford Credit Auto Owner Trust, 2.010%, due
                 03/17/03                                                83,872
                                                                  -------------
                                                                     10,063,455
                                                                  -------------
               FINANCE -- BROKER: 4.65%
 8,500,000     Credit Suisse USA, 1.780%, due 10/28/02                8,488,653
  9,500,000    Merrill Lynch & Co., Inc., 1.710%, due 11/21/02        9,476,986
                                                                  -------------
                                                                     17,965,639
                                                                  -------------
               FINANCE -- CREDIT CARD: 1.81%
  7,000,000    American Express Corp., 1.773%, due 02/14/03           6,999,202
                                                                  -------------
               PHARMACEUTICAL: 0.93%
  3,600,000    MMKT Trust LLY, 1.870%, due 06/03/03                   3,600,000
                                                                  -------------
               Total Corporate Notes
                 (Cost $81,311,875)                                  81,311,875
                                                                  -------------
               TOTAL INVESTMENTS IN SECURITIES
                 (COST $396,235,876)*               102.45%       $ 396,235,876
               OTHER ASSETS AND LIABILITIES-NET      -2.45%          (9,489,245)
                                                   -------        -------------
               NET ASSETS                           100.00%       $ 386,746,631
                                                   =======        =============

----------
*    Also represents costs for income tax purposes.

                 See Accompanying Notes to Financial Statements

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors/Trustees. Information pertaining to the Directors/Trustees of the Funds is set forth below:

                                                TERM OF                                  NUMBER OF
                                              OFFICE AND          PRINCIPAL            PORFOLIOS IN           OTHER
                                 POSITION(S)   LENGTH OF        OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS                HELD WITH      TIME            DURING THE            OVERSEEN BY           HELD BY
        AND AGE                      FUND      SERVED(1)       PAST FIVE YEARS       DIRECTOR/TRUSTEE    DIRECTOR/TRUSTEE
        -------                      ----      ---------       ---------------       ----------------    ----------------
INDEPENDENT DIRECTORS

Albert E. DePrince, Jr.            Director   June, 1998    Director, Business and           50                 None
7337 E. Doubletree Ranch Road                 to present    Economic Research
Scottsdale, Arizona 85258                                   Center (1999 to present)
Age 61                                                      and Professor of
                                                            Economics and Finance,
                                                            Middle Tennessee State
                                                            University (1991 to
                                                            present).

Maria T. Fighetti                  Director   April, 1994   Associate Commissioner,          50                 None
7337 E. Doubletree Ranch Road                 to present    Contract Management --
Scottsdale, Arizona 85258                                   Health Services for New
Age 59                                                      York City Department of
                                                            Mental Health, Mental
                                                            Retardation and Alcohol
                                                            Services (1996 to
                                                            present).

David L. Grove                     Director   June, 1991    Private Investor and             50                 None
7337 E. Doubletree Ranch Road                 to present    Economic/Financial
Scottsdale, Arizona 85258                                   Consultant (December
Age 84                                                      1985 to present).

Sidney Koch                        Director   April, 1994   Financial Adviser and            50                 None
7337 E. Doubletree Ranch Road                 to present    Self-Employed (January
Scottsdale, Arizona 85258                                   1993 to present).
Age 67

Corine T. Norgaard                 Director   June, 1991    Dean, Barney School of           50                 None
7337 E. Doubletree Ranch Road                 to present    Business, University of
Scottsdale, Arizona 85258                                   Hartford (August 1996 to
Age 65                                                      present).

Edward T. O'Dell                   Director   June, 2002    Formerly,                        50                 None
7337 E. Doubletree Ranch Road                 to present    Partner/Chairman of
Scottsdale, Arizona 85258                                   Financial Service Group,
Age 67                                                      Goodwin Proctor LLP
                                                            (January 1970 to
                                                            September 2000);
                                                            Chairman, Committee I
                                                            -- International Bar
                                                            Association (1995 to
                                                            1999).

--------------------------------------------------------------------------------

                                                TERM OF                                  NUMBER OF
                                              OFFICE AND          PRINCIPAL            PORFOLIOS IN           OTHER
                                 POSITION(S)   LENGTH OF        OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS                HELD WITH      TIME            DURING THE            OVERSEEN BY           HELD BY
        AND AGE                      FUND      SERVED(1)       PAST FIVE YEARS       DIRECTOR/TRUSTEE    DIRECTOR/TRUSTEE
        -------                      ----      ---------       ---------------       ----------------    ----------------
DIRECTORS WHO ARE "INTERESTED PERSONS"

J. Scott Fox(2)                    Director   December,     Chief Executive Officer          50          Mr. Fox is a Director
Aeltus Investment                             1997 to       (July 2001 to present),                      of IPC Financial
Management, Inc.                              present       President (April 2001 to                     Network, Inc. (January
10 State House Square                                       present), Director and                       2001 to present).
Hartford, Connecticut                                       Chief Operating Officer
Age: 47                                                     (April 1996 to present),
                                                            Aeltus Investment
                                                            Management, Inc.
                                                            Executive Vice President
                                                            (April 2001 to present),
                                                            Director and Chief
                                                            Operating Officer
                                                            (February 1995 to
                                                            present), Aeltus Capital
                                                            Inc. Formerly, Chief
                                                            Financial Officer (April
                                                            1996 to July 2001) and
                                                            Managing Director (April
                                                            1996 to April 2001),
                                                            Aeltus Investment
                                                            Management, Inc.; Chief
                                                            Financial Officer,
                                                            Managing Director
                                                            (February 1995 to April
                                                            2001), Aeltus Capital, Inc;
                                                            Senior Vice President --
                                                            Operations, Aetna Life
                                                            Insurance and Annuity
                                                            Company (March 1997 to
                                                            December 1997).

--------------------------------------------------------------------------------

                                                TERM OF                                  NUMBER OF
                                              OFFICE AND          PRINCIPAL            PORFOLIOS IN           OTHER
                                 POSITION(S)   LENGTH OF        OCCUPATION(S)          FUND COMPLEX       DIRECTORSHIPS
     NAME, ADDRESS                HELD WITH      TIME            DURING THE            OVERSEEN BY           HELD BY
        AND AGE                      FUND      SERVED(1)       PAST FIVE YEARS       DIRECTOR/TRUSTEE    DIRECTOR/TRUSTEE
        -------                      ----      ---------       ---------------       ----------------    ----------------
Thomas J. McInerney(3)             Director   April, 2002   Chief Executive Officer,        154          Mr. McInerney serves as
ING Worksite Financial Series                 to present    ING U.S. Financial                           a Director/Trustee of
7337 E. Doubletree Ranch Rd.                                Services (September 2001                     Aeltus Investment
Scottsdale, Arizona 85258                                   to present); General                         Management, Inc. (1997
Age: 46                                                     Manager and Chief                            to present); each of
                                                            Executive Officer, ING                       the Aetna Funds (April
                                                            U.S. Worksite Financial                      2002 to present); the
                                                            Services (December 2000                      Ameribest Life
                                                            to present); Member, ING                     Insurance Co. (2001 to
                                                            Americas Executive                           present); Equitable
                                                            Committee (2001 to                           Life Insurance Co.
                                                            present); President, Chief                   (2001 to present);
                                                            Executive Officer and                        First Columbine Life
                                                            Director of Northern Life                    Insurance Co. (2001 to
                                                            Insurance Company                            present); Golden
                                                            (2001 to present), ING                       American Life Insurance
                                                            Aeltus Holding Company,                      Co. (2001 to present);
                                                            Inc. (2000 to present),                      Life Insurance Company
                                                            ING Retail Holding                           of Georgia (2001 to
                                                            Company (2000 to                             present); Midwestern
                                                            present), ING Life                           United Life Insurance
                                                            Insurance and Annuity                        Co. (2001 to present);
                                                            Company (1997 to                             ReliaStar Life
                                                            present) and ING                             Insurance Co. (2001 to
                                                            Retirement Holdings, Inc.                    present); Security Life
                                                            (1997 to present).                           of Denver (2001 to
                                                            Formerly, General                            present); Security
                                                            Manager and Chief                            Connecticut Life
                                                            Executive Officer, ING                       Insurance Co. (2001 to
                                                            Worksite Division                            present); Southland
                                                            (December 2000 to                            Life Insurance Co.
                                                            October 2001), President,                    (2001 to present); USG
                                                            ING-SCI, Inc. (August                        Annuity and Life
                                                            1997 to December 2000);                      Company (2001 to
                                                            President, Aetna                             present); and United
                                                            Financial Services                           Life and Annuity
                                                            (August 1997 to                              Insurance Co. Inc
                                                            December 2000); Head of                      (March 2001 to
                                                            National Accounts, Core                      present), and a Trustee
                                                            Sales and Marketing,                         of the GCG Trust
                                                            Aetna U.S. Healthcare                        (February 2002 to
                                                            (April 1996 to March                         present). Mr. McInerney
                                                            1997); Head of Corporate                     is a member of the
                                                            Strategies, Aetna Inc.                       Board of the National
                                                            (July 1995 to April 1996)                    Commission on
                                                            and has held a variety of                    Retirement Policy; the
                                                            line and corporate staff                     Governor's Council on
                                                            positions since 1978.                        Economic
                                                                                                         Competitiveness and
                                                                                                         Technology of
                                                                                                         Connecticut; the Board
                                                                                                         of Directors of the
                                                                                                         Connecticut Business
                                                                                                         and Industry
                                                                                                         Association; the Board
                                                                                                         of Trustees of the
                                                                                                         Bushnell; the Board for
                                                                                                         the Connecticut Forum;
                                                                                                         and the Board of the
                                                                                                         Metro Hartford Chamber
                                                                                                         of Commerce; and is
                                                                                                         Chairman of Concerned
                                                                                                         Citizens for Effective
                                                                                                         Government.

----------
(1) Directors/Trustees serve until their successors are duly elected and qualified.
(2) Mr. Fox is an "interested person", as defined by the Investment Company Act of 1940 Act, as amended ("1940 Act"), because of his relationship with Aeltus Investment Management, Inc, an affiliate of ING Investments, LLC.
(3) Mr. McInerney is an "interested person", as defined by the Investment Company Act of 1940 Act, as amended ("1940 Act") because of his relationship with ING U.S. Worksite Financial Services, and affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                        TERM OF OFFICE                    OCCUPATION(S)
      NAME, ADDRESS                 POSITIONS           AND LENGTH OF                      DURING THE
         AND AGE                  HELD WITH FUND         SERVICE(1)                     LAST FIVE YEARS
         -------                  --------------         ----------                     ---------------
OFFICERS

James M. Hennessy                President, Chief        March 2002         President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.     Executive Officer,      to present         ING Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258        and Chief                                  Services, LLC, ING Advisors, Inc., ING
Age: 53                          Operating Officer                          Investments, LLC, Lexington Funds
                                                                            Distributor, Inc., Express America T.C. Inc.
                                                                            and EAMC Liquidation Corp. (December
                                                                            2001 to present); Executive Vice
                                                                            President and Chief Operating Officer of
                                                                            ING Quantitative Management, Inc.
                                                                            (October 2001 to present) and ING Funds
                                                                            Distributor, LLC (June 2000 to present).
                                                                            Formerly, Senior Executive Vice President
                                                                            (June 2000 to December 2000) and
                                                                            Secretary (April 1995 to December 2000)
                                                                            of ING Capital Corporation, LLC, ING
                                                                            Funds Services, LLC, ING Investments,
                                                                            LLC, ING Advisors, Inc., Express America
                                                                            T.C. Inc., and EAMC Liquidation Corp.;
                                                                            and Executive Vice President, ING Capital
                                                                            Corporation, LLC and its affiliates (May
                                                                            1998 to June 2000) and Senior Vice
                                                                            President, ING Capital Corporation, LLC
                                                                            and its affiliates (April 1995 to April
                                                                            1998).

Stanley D. Vyner                 Executive Vice          March 2002         Executive Vice President of ING Advisors,
7337 E. Doubletree Ranch Rd.     President               to present         Inc. and ING Investments, LLC (July 2000 to
Scottsdale, Arizona 85258                                                   present) and Chief Investment Officer of the
Age: 52                                                                     International Portfolios, ING Investments,
                                                                            LLC (July 1996 to present). Formerly,
                                                                            President and Chief Executive Officer of ING
                                                                            Investments, LLC (August 1996 to August
                                                                            2000).

Mary Lisanti                     Executive Vice          March 2002         Executive Vice President of ING Investments,
7337 E. Doubletree Ranch Rd.     President               to present         LLC and ING Advisors, Inc. (November 1999 to
Scottsdale, Arizona 85258                                                   present) and of ING Quantitative Management,
Age: 46                                                                     Inc. (July 2000 to present); Chief Investment
                                                                            Officer of the Domestic Equity Portfolios,
                                                                            ING Investments, LLC (1999 to present).
                                                                            Formerly, Executive Vice President and Chief
                                                                            Investment Officer for the Domestic Equity
                                                                            Portfolios of Northstar Investment Management
                                                                            Corporation, whose name changed to Pilgrim
                                                                            Advisors, Inc. and subsequently became part
                                                                            of ING Investments, LLC (May 1998 to October
                                                                            1999); Portfolio Manager with Strong Capital
                                                                            Management (May 1996 to 1998); a Managing
                                                                            Director and Head of Small- and
                                                                            Mid-Capitalization Equity Strategies at
                                                                            Bankers Trust Corp. (1993 to 1996).

Michael J. Roland                Executive Vice          March 2002         Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.     President,              to present         Officer and Treasurer of ING Funds
Scottsdale, Arizona 85258        Assistant Secretary                        Services, LLC, ING Funds Distributor, LLC,
Age: 44                          and                                        ING Advisors, Inc., ING Investments, LLC,
                                 Principal Financial                        ING Quantitative Management, Inc.,
                                 Officer                                    Lexington Funds Distributor, Inc., Express
                                                                            America T.C. Inc. and EAMC Liquidation
                                                                            Corp. (December 2001 to present).
                                                                            Formerly, Senior Vice President, ING
                                                                            Funds Services, LLC, ING Investments,
                                                                            LLC, and ING Funds Distributor, LLC (June
                                                                            1998 to December 2001) and Chief
                                                                            Financial Officer of Endeavor Group
                                                                            (April 1997 to June 1998).

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                        TERM OF OFFICE                    OCCUPATION(S)
      NAME, ADDRESS                 POSITIONS           AND LENGTH OF                      DURING THE
         AND AGE                  HELD WITH FUND         SERVICE(1)                     LAST FIVE YEARS
         -------                  --------------         ----------                     ---------------
OFFICERS

Ralph G. Norton III              Senior Vice             March 2002         Senior Vice President of ING Investment
7337 E. Doubletree Ranch Rd.     President               to present         Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258                                                   (October 2001to present) and Chief
Age: 43                                                                     Investment Officer of the Fixed Income
                                                                            Portfolios, ING Investments, LLC (October
                                                                            2001to present). Formerly, Senior Market
                                                                            Strategist, Aeltus Investment Management,
                                                                            Inc. (January 2001 to August 2001) and Chief
                                                                            Investment Officer, ING Investments, LLC
                                                                            (1990 to January 2001).

Robert S. Naka                   Senior Vice             March 2002         Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.     President and           to present         Secretary of ING Funds Services, LLC, ING
Scottsdale, Arizona 85258        Assistant Secretary                        Funds Distributor, LLC, ING Advisors, Inc.,
Age: 39                                                                     ING Investments, LLC, ING Quantitative
                                                                            Management, Inc. (October 2001to present) and
                                                                            Lexington Funds Distributor, Inc. (December
                                                                            2001to present). Formerly, Vice President,
                                                                            ING Investments, LLC (April 1997 to October
                                                                            1999), ING Funds Services, LLC (February 1997
                                                                            to August 1999) and Assistant Vice President,
                                                                            ING Funds Services, LLC (August 1995 to
                                                                            February 1997).

Robyn L. Ichilov                 Vice President and      March 2002         Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.     Treasurer               to present         (October 2001to present) and ING Investments,
Scottsdale, Arizona 85258                                                   LLC (August 1997 to present); Accounting
Age: 35                                                                     Manager, ING Investments, LLC (November 1995
                                                                            to present).

Kimberly A. Anderson             Vice President and      March 2002         Vice President for ING Quantitative
7337 E. Doubletree Ranch Rd.     Secretary               to present         Management, Inc. (October 2001to present);
Scottsdale, Arizona 85258                                                   Vice President and Assistant Secretary of ING
Age: 38                                                                     Funds Services, LLC, ING Funds Distributor,
                                                                            LLC, ING Advisors, Inc., ING Investments, LLC
                                                                            (October 2001to present) and Lexington Funds
                                                                            Distributor, Inc. (December 2001to present).
                                                                            Formerly, Assistant Vice President of ING
                                                                            Funds Services, LLC (November 1999 to January
                                                                            2001) and has held various other positions
                                                                            with ING Funds Services, LLC for more than
                                                                            the last five years. Lourdes R. Bernal Vice
                                                                            President April 2002 Vice President of ING
                                                                            Investments, LLC 7337 E. Doubletree Ranch Rd.
                                                                            to present (January 2002 to present). Prior
                                                                            to Scottsdale, Arizona 85258 joining ING
                                                                            Investments, LLC in 2002, Ms. Age: 32 Bernal
                                                                            was a Senior Manager in the Investment
                                                                            Management Practice, PricewaterhouseCoopers
                                                                            LLP (July 2000 to December 2001); Manager,
                                                                            PricewaterhouseCoopers LLP (July 1998 to July
                                                                            2000); Manager, Coopers & Lybrand LLP (July
                                                                            1996 to June 1998); Senior Associate, Coopers
                                                                            & Lybrand LLP (July 1992 to June 1996); and
                                                                            Associate, Coopers & Lybrand LLP (August 1990
                                                                            to June 1992).

Todd Modic                       Assistant Vice          April 2002         Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.     President               to present         Investments, LLC (March 2001to present).
Scottsdale, Arizona 8525                                                    Formerly, Director of Financial Reporting,
Age: 34                                                                     Axient Communications, Inc. (May 2000 to
                                                                            January 2001) and Director of Finance,
                                                                            Rural/Metro Corporation (March 1995 to May
                                                                            2000).

--------------------------------------------------------------------------------

                                                                                            PRINCIPAL
                                                        TERM OF OFFICE                    OCCUPATION(S)
      NAME, ADDRESS                 POSITIONS           AND LENGTH OF                      DURING THE
         AND AGE                  HELD WITH FUND         SERVICE(1)                     LAST FIVE YEARS
         -------                  --------------         ----------                     ---------------
OFFICERS

Maria M. Anderson                Assistant Vice          April 2002         Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.     President               to present         Services, LLC (October 2001to present).
Scottsdale, Arizona 85258                                                   Formerly, Manager of Fund Accounting and Fund
Age: 43                                                                     Compliance, ING Investments, LLC (September
                                                                            1999 to November 2001); Section Manager of
                                                                            Fund Accounting, Stein Roe Mutual Funds (July
                                                                            1998 to August 1999); and Financial Reporting
                                                                            Analyst, Stein Roe Mutual Funds (August 1997
                                                                            to July 1998).

----------
(1) The officers hold office until the next annual meeting of the Directors and until their successors are duly elected and qualified.

ING Funds Distributor, LLC offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, LLC at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY                            DOMESTIC EQUITY VALUE FUNDS
  ING Emerging Countries Fund                     ING Financial Services Fund
  ING International Fund                          ING Large Company Value Fund
  ING International Growth Fund                   ING MagnaCap Fund
  ING International SmallCap Growth Fund          ING Tax Efficient Equity Fund
  ING International Value Fund                    ING Value Opportunity Fund
  ING Precious Metals Fund                        ING SmallCap Value Fund
  ING Russia Fund                                 ING MidCap Value Fund

INTERNATIONAL GLOBAL EQUITY                     DOMESTIC EQUITY AND INCOME FUNDS
  ING Global Technology Fund                      ING Equity and Bond Fund
  ING Global Real Estate Fund                     ING Convertible Fund
  ING Worldwide Growth Fund                       ING Balanced Fund
                                                  ING Growth and Income Fund
DOMESTIC EQUITY FUNDS
  ING Growth Fund                               FIXED INCOME FUNDS
  ING Growth + Value Fund                         ING Bond Fund
  ING Growth Opportunities Fund                   ING Classic Money Market Fund*
  ING LargeCap Growth Fund                        ING Government Fund
  ING MidCap Opportunities Fund                   ING GNMA Income Fund
  ING Small Company Fund                          ING High Yield Opportunity Fund
  ING SmallCap Opportunities Fund                 ING High Yield Bond Fund
  ING Technology Fund                             ING Intermediate Bond Fund
                                                  ING Lexington Money Market Trust*
DOMESTIC EQUITY INDEX FUNDS                       ING National Tax Exempt Bond Fund
  ING Index Plus LargeCap Fund                    ING Money Market Fund*
  ING Index Plus MidCap Fund                      ING Aeltus Money Market Fund*
  ING Index Plus SmallCap Fund                    ING Strategic Bond Fund
  ING Research Enhanced Index Fund
                                                STRATEGIC ALLOCATION FUNDS
                                                  ING Strategic Allocation Growth Fund
                                                  ING Strategic Allocation Balanced Fund
                                                  ING Strategic Allocation Income Fund

                                                LOAN PARTICIPATION FUNDS
                                                  ING Prime Rate Trust
                                                  ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
State Street Bank & Trust
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1670 Broadway, Suite 1000
Denver, Colorado 80202

Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.


[LION LOGO]                                               AFFIABCSAR 0902-112002
 ING FUNDS